UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Multi-
State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 91.8%
Ak-Chin Indian Community,
RB, VRDN, 0.35%,
1/07/10 (a)	$ 400	$ 400,000
Apache County IDA Arizona,
RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A,
0.30%, 1/07/10 (a)(b)	1,800	1,800,000
Arizona Health Facilities
Authority, BB&T Municipal
Trust, RB, FLOATS, VRDN,
Series 2003, 0.33%,
1/07/10 (a)(b)(c)	600	600,000
Arizona Health Facilities
Authority, RB, FLOATS,
VRDN, Series 1782, 0.31%,
1/07/10 (a)(b)(c)	300	300,000
Arizona Health Facilities
Authority, Refunding RB,
VRDN, Banner Health, Series
C, 0.30%, 1/07/10 (a)	3,120	3,120,000
Arizona School Facilities
Board, COP, 5.00%,
9/01/10	4,000	4,115,726
Arizona State Transportation
Board, RB, Maricopa County
Regional Area Road, 3.00%,
7/01/10	2,290	2,319,365
Arizona State University,
Refunding RB, VRDN, Series
B, 0.17%, 1/07/10 (a)	7,340	7,340,000

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
Casa Grande IDA Arizona, RB,
VRDN, Price Companies Inc.
Project, Series A, AMT,
0.45%, 1/07/10 (a)	$ 670	$ 670,000
Central Arizona Water
Conservation District,
Refunding RB, Central
Arizona Project, Series A,
5.50%, 11/01/10	500	519,895
Chandler IDA Arizona,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DBE-
150, AMT, 0.38%,
1/07/10 (a)(b)(c)	2,000	2,000,000
Chandler IDA Arizona, RB,
VRDN, Red Rock Stamping
Co. Project, AMT, 0.87%,
1/07/10 (a)	1,015	1,015,000
City of Chandler Arizona, GO,
FLOATS, VRDN, Series 49TP,
0.35%, 1/07/10 (a)(b)(c)	4,500	4,500,000
City of Mesa Arizona, GO,
4.00%, 7/01/10	4,000	4,066,518
City of Peoria Arizona, GO,
Projects 2000 & 2005, Series
A, 2.50%, 7/01/10	500	504,586
City of Phoenix Arizona, BB&T
Municipal Trust, GO,
FLOATS, VRDN, Series 2012,
0.30%, 1/07/10 (a)(b)	3,150	3,150,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds
FLOATS	Floating Rate Securities	LIFERS	Long Inverse Floating Exempt Receipts
FNMA	Federal National Mortgage Association	MSTR	Municipal Securities Trust Receipts
GNMA	Government National Mortgage Association	RB	Revenue Bonds
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
HRB	Housing Revenue Bonds	VRDN	Variable Rate Demand Notes

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

1

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
City of Tempe Arizona, RB,
VRDN, 0.24%, 1/07/10 (a)	$ 2,400	$ 2,400,000
Coconino County Pollution
Control Corp. Arizona, RB,
VRDN, Arizona Public
Service Co. Project, AMT,
0.30%, 1/04/10 (a)	1,195	1,195,000
County of Pima Arizona, COP,
3.00%, 6/01/10	4,000	4,028,863
Maricopa County IDA Arizona,
Refunding RB, VRDN, San
Martin Apartments Project,
Series A-1, AMT (FNMA),
0.38%, 1/07/10 (a)	2,000	2,000,000
Phoenix IDA Arizona, RB,
VRDN, CenterTree, Series A,
AMT, 0.37%, 1/07/10 (a)	1,000	1,000,000
Phoenix IDA Arizona, RB,
VRDN, Leggett & Platt Inc.
Project, AMT, 0.57%,
1/07/10 (a)	5,170	5,170,000
Phoenix IDA Arizona, RB,
VRDN, Swift Aviation
Services Inc. Project, AMT,
0.45%, 1/04/10 (a)	1,200	1,200,000
Phoenix IDA Arizona,
Refunding RB, VRDN,
Westward Ho Apartments
Project, Series A, AMT,
0.40%, 1/07/10 (a)	825	825,000
Pima County IDA, Refunding
HRB, VRDN, Eastside
Apartments, Series B, AMT
(FNMA), 0.41%, 1/07/10 (a)	1,040	1,040,000
Pima County IDA, Refunding
IDRB, VRDN, Tucson Electric
Power, 0.30%, 1/07/10 (a)	900	900,000
Pima County IDA, Refunding
RB, VRDN, Broadway, Series
A (GNMA), 0.30%,
1/07/10 (a)	1,360	1,360,000

CMA Arizona Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Pinal County Electric District
No. 3, RB, VRDN, Bank of
America, Series U-1, 0.57%,
1/07/10 (a)(c)	$ 3,500	$ 3,500,000
Salt River Pima-Maricopa
Indian Community, RB,
VRDN, 0.35%, 1/07/10 (a)	1,235	1,235,000
Salt River Project Agricultural
Improvement & Power
District, Barclays Capital
Municipal Trust Receipts,
RB, FLOATS, VRDN,
Series 9W, 0.28%,
1/07/10 (a)(b)(c)	3,750	3,750,000
Salt River Project Agricultural
Improvement & Power
District, RB, VRDN, Eagle
Tax-Exempt Trust, Series
2006-0141, Class A, 0.31%,
1/07/10 (a)(b)(c)	2,500	2,500,000
Scottsdale IDA Arizona, RB,
VRDN, Limited Obligation,
Notre Dame School, Series
A, 0.33%, 1/07/10 (a)	2,066	2,066,000
Tucson IDA, RB, VRDN,
Fluoresco Old Nogales
Project, AMT, 1.43%,
1/07/10 (a)	1,950	1,950,000
Tucson IDA, RB, VRDN, United
Way Capital Corp. Project,
0.83%, 1/07/10 (a)	2,870	2,870,000
Yavapai County IDA Arizona,
Refunding RB, VRDN,
Northern Arizona
Healthcare, Series B, 0.30%,
1/07/10 (a)	685	685,000
Yavapai County IDA Arizona,
Refunding RB, VRDN,
Yavapai Regional Medical
Center, Series A, 0.32%,
1/07/10 (a)	1,800	1,800,000
		77,895,953

2 CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (concluded)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 5.3%
Puerto Rico Electric Power
Authority, RB, MSTR, VRDN,
Series SGC 36, Class A,
0.32%, 1/07/10 (a)(b)(c)	$ 1,500 $	1,500,000
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS,
VRDN, Series PT-3677,
0.57%, 1/07/10 (a)(b)(c)	3,000	3,000,000
4,500,000
Total Investments
(Cost - $82,395,953*) – 97.1%	$ 82,395,953
Other Assets Less Liabilities – 2.9%		2,470,609
Net Assets – 100.0%	$ 84,866,562

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA Arizona Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 82,395,953
Level 3	-
Total	$ 82,395,953

1See above Schedule of Investments for values in the
state or political subdivision.

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

3

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 97.7%
ABAG Finance Authority for
Nonprofit Corps, HRB,
VRDN, Colma Bart
Apartments, Series A, AMT,
0.37%, 1/07/10 (a)	$ 10,000	$ 10,000,000
ABAG Finance Authority for
Nonprofit Corps, HRB,
VRDN, Southport
Apartments, Series A, AMT
(FNMA), 0.32%, 1/07/10 (a)	19,995	19,995,000
Acalanes Union High School
District California, GO, BAN,
Series A, 3.25%, 4/01/10	3,675	3,696,787
Anaheim Public Financing
Authority California,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DB-
665, 0.32%, 1/07/10 (a)(b)	11,273	11,273,000
Azusa Public Financing
Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DB-
561 (AGC), 0.35%,
1/07/10 (a)(b)	1,105	1,105,000

	Par
Municipal Bonds	(000)	Value
California (continued)
Berkeley Unified School
District California, GO,
TRAN, 1.75%, 11/23/10	$ 8,900	$ 9,004,739
California Alternative Energy
Source Financing Authority,
RB, VRDN, GE Capital Corp.,
Arroyo, Series B, AMT,
0.28%, 1/07/10 (a)	21,180	21,180,000
California Communities Note
Program, RB, TRAN, 2.00%,
6/30/10	10,900	10,961,587
California Communities Note
Program, RB, TRAN, Series
A-5, 2.00%, 6/30/10	24,000	24,173,999
California Community College
Financing Authority, RB,
TRAN, Series A, 2.00%,
6/30/10	27,600	27,742,171
California Educational
Facilities Authority, RB,
VRDN, Loyola Marymount
University, 0.33%,
1/07/10 (a)	7,880	7,880,000
California Educational
Facilities Authority, TECP,
0.40%, 7/14/10	12,200	12,200,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	HRB	Housing Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BAN	Bond Anticipation Notes	MBIA	Municipal Bond Investors Assurance
BHAC	Berkshire Hathaway Assurance Corp.		(National Public Finance Guaranty Corp.)
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
FGIC	Financial Guaranty Insurance Co.	PUTTERS	Puttable Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
FNMA	Federal National Mortgage Association	SPEARS	Short Puttable Exempt Adjustable Receipts
GNMA	Government National Mortgage Association	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

1

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
California (continued)
California HFA, RB, VRDN,
Home Mortgage, Series B,
AMT, 1.80%, 1/07/10 (a)	$ 10,350	$ 10,350,000
California HFA, RB, VRDN,
Home Mortgage, Series E-1,
AMT, 0.32%, 1/07/10 (a)	19,585	19,585,000
California HFA, RB, VRDN,
Home Mortgage, Series F,
AMT, 0.77%, 1/07/10 (a)	13,265	13,265,000
California HFA, RB, VRDN,
M/F Housing, Series C, AMT,
0.55%, 1/07/10 (a)	11,775	11,775,000
California HFA, RB, VRDN,
Series Q, AMT, 1.00%,
1/07/10 (a)	12,555	12,555,000
California HFA, Refunding RB,
VRDN, M/F III, Series G,
AMT, 0.52%, 1/07/10 (a)	680	680,000
California Health Facilities
Financing Authority, RB,
VRDN, Hospital, Adventist
Health System, Series A,
0.18%, 1/04/10 (a)	2,600	2,600,000
California Infrastructure &
Economic Development
Bank, Refunding RB, VRDN,
J. Paul, Series A-2, 0.50%,
4/01/10 (a)	7,200	7,200,000
California Infrastructure &
Economic Development
Bank, Refunding RB, VRDN,
San Francisco Ballet, 0.22%,
1/04/10 (a)	4,435	4,435,000
California Infrastructure &
Economic Development
Bank, TECP, 0.20%, 1/06/10	5,000	5,000,000
California Municipal Finance
Authority, RB, VRDN, Waste
Management Inc. Project,
Series A, AMT, 0.27%,
1/07/10 (a)	5,000	5,000,000

CMA California Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
California Pollution Control
Financing Authority, RB,
VRDN, Browning Ferris
Industries, Series A, AMT,
0.28%, 1/07/10 (a)	$ 9,600	$ 9,600,000
California Pollution Control
Financing Authority, RB,
VRDN, Burrtec Waste Group,
Series A, AMT, 0.33%,
1/07/10 (a)	8,440	8,440,000
California Pollution Control
Financing Authority, RB,
VRDN, EDCO Disposal Corp.
Project, Series A, AMT,
0.33%, 1/07/10 (a)	7,835	7,835,000
California Pollution Control
Financing Authority, RB,
VRDN, Resource Recovery,
Wadham Energy, Series C,
AMT, 0.25%, 1/07/10 (a)	2,300	2,300,000
California Pollution Control
Financing Authority, RB,
VRDN, Sierra Pacific
Industries Inc. Project, AMT,
0.30%, 1/07/10 (a)	8,675	8,675,000
California Pollution Control
Financing Authority, RB,
VRDN, South Tahoe Refuse
Project, Series A, AMT,
0.40%, 1/07/10 (a)	5,535	5,535,000
California Pollution Control
Financing Authority,
Refunding RB, VRDN, Pacific
Gas & Electric Co., Series E,
0.22%, 1/04/10 (a)	11,800	11,800,000
California Pollution Control
Financing Authority, TECP,
0.20%, 2/05/10	20,350	20,350,000
California Rural Home
Mortgage Finance Authority,
Refunding RB, ROCS, VRDN,
Series II-R-11647, AMT
(GNMA), 0.38%,
1/07/10 (a)(b)(c)	4,565	4,565,000

2 CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
California (continued)
California School Cash
Reserve Program Authority,
RB, 2009-2010 Senior Bonds,
Series A, 2.50%, 7/01/10	$ 60,000	$ 60,564,807
California State Department
of Water Resources, RB,
VRDN, Series B-1, 0.22%,
1/04/10 (a)	5,500	5,500,000
California State Department
of Water Resources, RB,
VRDN, Series B-3, 0.22%,
1/04/10 (a)	7,000	7,000,000
California State Department
of Water Resources, RB,
VRDN, Series C-1, 0.28%,
1/07/10 (a)	9,100	9,100,000
California State Department
of Water Resources,
Refunding RB, VRDN, Series
J-1, 0.22%, 1/04/10 (a)	21,900	21,900,000
California State Department
of Water Resources,
Refunding RB, VRDN, Sub-
Series F-1, 0.25%,
1/04/10 (a)	27,855	27,855,000
California State Department
of Water Resources,
Refunding RB, VRDN, Sub-
Series F-4, 0.22%,
1/04/10 (a)	10,700	10,700,000
California State Department
of Water Resources,
Refunding RB, VRDN, Sub-
Series I-1, 0.22%,
1/04/10 (a)	18,050	18,050,000
California State Enterprise
Development Authority, RB,
VRDN, Evapco Project, AMT,
0.40%, 1/07/10 (a)	6,000	6,000,000
California Statewide
Communities Development
Authority, HRB, VRDN, 2nd
Street Senior Apartments,
Series TT, AMT (FNMA),
0.36%, 1/07/10 (a)	2,255	2,255,000

CMA California Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide
Communities Development
Authority, HRB, VRDN,
Canyon Creek Apartments,
Series C, AMT (FNMA),
0.24%, 1/07/10 (a)	$ 21,500	$ 21,500,000
California Statewide
Communities Development
Authority, HRB, VRDN,
Crossings Senior
Apartments, Series I, AMT,
0.32%, 1/07/10 (a)	16,285	16,285,000
California Statewide
Communities Development
Authority, HRB, VRDN,
Greentree Senior
Apartments Project, Series
P, AMT (FNMA), 0.36%,
1/07/10 (a)	7,350	7,350,000
California Statewide
Communities Development
Authority, HRB, VRDN,
Hallmark House Apartments,
Series ZZ, AMT (FNMA),
0.34%, 1/07/10 (a)	6,420	6,420,000
California Statewide
Communities Development
Authority, HRB, VRDN,
Kimberly Woods, Series B,
AMT (FNMA), 0.25%,
1/07/10 (a)	4,200	4,200,000
California Statewide
Communities Development
Authority, HRB, VRDN,
Knolls at Green Valley,
Series FF, AMT (FNMA),
0.33%, 1/07/10 (a)	13,205	13,205,000
California Statewide
Communities Development
Authority, HRB, VRDN,
Oakmont Chino Hills, Series
P, AMT (FNMA), 0.32%,
1/07/10 (a)	10,100	10,100,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

3

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide
Communities Development
Authority, HRB, VRDN,
Oakmont of Alameda, Series
WW, AMT (FNMA), 0.33%,
1/07/10 (a)	$ 12,680	$ 12,680,000
California Statewide
Communities Development
Authority, HRB, VRDN,
Vineyard Creek, Series W,
AMT (FNMA), 0.32%,
1/07/10 (a)	23,500	23,500,000
California Statewide
Communities Development
Authority, RB, PUTTERS,
VRDN, Series 1358, AMT,
0.47%, 1/07/10 (a)(b)	27,420	27,420,000
California Statewide
Communities Development
Authority, RB, VRDN,
Westgate Pasadena
Apartments, Series G, AMT,
0.30%, 1/07/10 (a)	55,250	55,250,000
California Statewide
Communities Development
Authority, Refunding RB,
FLOATS, VRDN, Series 2635
(BHAC), 0.31%,
1/07/10 (a)(b)	6,605	6,605,000
California Statewide
Communities Development
Authority, Refunding RB,
PUTTERS, VRDN, Series
2680, 0.42%, 1/07/10 (a)(b)	16,700	16,700,000
California Statewide
Communities Development
Authority, Refunding RB,
VRDN, Rady Children's
Hospital, Series A, 0.34%,
1/07/10 (a)	6,200	6,200,000
California Statewide
Communities Development
Authority, TECP, 0.20%,
1/06/10	18,250	18,250,000

CMA California Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
City & County of San
Francisco California, COP,
FLOATS, VRDN, Series 1883
(FGIC), 0.32%,
1/07/10 (a)(b)	$ 13,115	$ 13,115,000
City of Big Bear Lake
California, RB, Southwest
Gas Corp. Project, VRDN,
Series A, AMT, 0.27%,
1/07/10 (a)	5,400	5,400,000
City of Carlsbad California,
RB, VRDN, The Greens
Apartments, Series A, AMT,
0.51%, 1/07/10 (a)	14,015	14,015,000
City of Irvine California,
Special Assessment Bonds,
VRDN, Assessment District
No. 04-20, Series A, 0.20%,
1/04/10 (a)	1,600	1,600,000
City of Loma Linda California,
Refunding HRB, VRDN, Loma
Linda Springs, AMT (FNMA),
0.36%, 1/07/10 (a)	19,430	19,430,000
City of Los Angeles California,
GO, TRAN, 2.50%, 4/28/10	7,100	7,146,870
City of Los Angeles California,
GO, TRAN, 2.50%, 5/28/10	15,000	15,123,646
City of Milpitas California,
HRB, VRDN, Crossing at
Montague, Series A, AMT
(FNMA), 0.31%, 1/07/10 (a)	20,000	20,000,000
City of San Jose California,
Deutsche Bank
SPEARS/LIFERS Trust,
Refunding RB, SPEARS,
VRDN, Series DB-480, AMT
(AMBAC), 0.35%,
1/07/10 (a)(b)	9,880	9,880,000

4 CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
California (continued)
City of San Jose California,
Deutsche Bank
SPEARS/LIFERS Trust,
Refunding RB, SPEARS,
VRDN, Series DB-484, AMT
(AMBAC), 0.35%,
1/07/10 (a)(b)	$ 20,865	$ 20,865,000
City of San Jose California,
Deutsche Bank
SPEARS/LIFERS Trust,
Refunding RB, SPEARS,
VRDN, Series DBE-544, AMT
(AMBAC), 0.35%,
1/07/10 (a)(b)	9,020	9,020,000
City of San Jose California,
RB, VRDN, Carlton, Series A,
AMT (FNMA), 0.36%,
1/07/10 (a)	12,000	12,000,000
City of San Jose California,
Refunding RB, VRDN,
Almaden Lake Village
Apartment, Series A, AMT
(FNMA), 0.44%, 1/07/10 (a)	2,000	2,000,000
City of San Jose California,
TECP, 0.35%, 1/06/10	20,096	20,096,000
City of Santa Rosa California,
RB, Crossings at Santa Rosa,
VRDN, Series A, AMT, 0.38%,
1/07/10 (a)	9,000	9,000,000
City of Simi Valley California,
RB, VRDN, Parker Ranch
Project, Series A, AMT
(FNMA), 0.31%, 1/07/10 (a)	12,500	12,500,000
City of Simi Valley California,
RB, VRDN, Shadowridge
Apartments, AMT (FHLMC),
0.25%, 1/07/10 (a)	19,100	19,100,000
City of Sunnyvale California,
COP, Refunding, VRDN,
Government Center Site,
Series A, 0.35%, 1/07/10 (a)	5,000	5,000,000
Compton Unified School
District California, GO,
TRAN, Series A, 2.50%,
6/30/10	15,900	16,028,952

CMA California Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County of Contra Costa
California, RB, Pleasant Hill
Bart Transit, VRDN, Series
A, AMT, 0.27%, 1/07/10 (a) $	30,000	$ 30,000,000
County of Contra Costa
California, RB, VRDN,
Creekview Apartments,
Series B, AMT (FHLMC),
0.31%, 1/07/10 (a)	17,700	17,700,000
County of Los Angeles
California, RB, TRAN, Series
A, 2.50%, 6/30/10	60,000	60,501,529
County of Sacramento
California, Deutsche Bank
SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DB-
646, AMT, 0.35%,
1/07/10 (a)(b)	92,640	92,640,000
County of San Bernardino
California, GO, TRAN,
2.00%, 6/30/10	20,000	20,158,027
County of Santa Clara
California, GO, TRAN,
2.00%, 6/30/10	15,700	15,816,111
East Bay Municipal Utility
District, Refunding RB,
VRDN, Sub-Series B (AGM),
0.22%, 1/07/10 (a)	4,700	4,700,000
East Bay Municipal Utility
District, Refunding RB,
VRDN, Sub-Series A-1,
0.32%, 3/01/10 (a)	41,970	41,970,000
East Bay Municipal Utility
District, Refunding RB,
VRDN, Sub-Series A-2,
0.21%, 1/07/10 (a)	7,575	7,575,000
East Bay Municipal Utility
District, Refunding RB,
VRDN, Sub-Series A-2,
0.25%, 1/07/10 (a)	19,690	19,690,000
East Bay Municipal Utility
District, Refunding RB,
VRDN, Sub-Series A-3,
0.21%, 1/07/10 (a)	7,580	7,580,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

5

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
California (continued)
East Bay Municipal Utility
District, TECP, 0.35%,
2/18/10	$ 23,600	$ 23,600,000
East Bay Municipal Utility
District, TECP, 0.35%,
3/10/10	16,500	16,500,000
East Bay Water Utility
District, TECP, 0.35%,
2/08/10	19,400	19,400,000
East Bay Water Utility
District, TECP, 0.32%,
3/29/10	13,900	13,900,000
Eastern Municipal Water
District California,
Refunding RB, VRDN, Series
C, 0.20%, 1/07/10 (a)	12,000	12,000,000
Elsinore Valley Municipal
Water District California,
COP, Refunding, VRDN,
Series B, 0.37%, 1/07/10 (a)	3,930	3,930,000
Golden Empire Schools
Financing Authority
California, RB, Kern High
School District Projects,
2.50%, 5/01/10	20,100	20,100,000
Golden State Tobacco
Securitization Corp.
California, Refunding RB,
FLOATS, VRDN, Series 2040,
0.39%, 1/07/10 (a)(b)	10,000	10,000,000
Los Angeles Community
College District California,
GO, VRDN, Eagle Tax-
Exempt Trust, Series 2008-
0057, Class A, 0.31%,
1/07/10 (a)(b)(c)	5,000	5,000,000
Los Angeles Community
Redevelopment Agency
California, RB, VRDN,
Hollywood & Vine
Apartments, Series A, AMT
(FNMA), 0.31%, 1/07/10 (a)	55,400	55,400,000

CMA California Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Los Angeles County
Metropolitan Transportation
Authority, Refunding RB,
VRDN, Proposition C, Second
Senior Series A2, 0.24%,
1/04/10 (a)	$ 35,450	$ 35,450,000
Los Angeles Department of
Water & Power, RB, ROCS,
VRDN, Series II-R-11625
(BHAC), 0.31%,
1/07/10 (a)(b)(c)	7,000	7,000,000
Los Angeles Department of
Water & Power, Refunding
RB, FLOATS, VRDN, Series
1103, 0.33%, 1/07/10 (a)(b)	3,280	3,280,000
Los Angeles Unified School
District California, GO,
TRAN, 2.00%, 8/12/10	31,000	31,260,782
Metropolitan Water District of
Southern California, RB,
VRDN, Eagle Tax-Exempt
Trust, Series 2007-0044,
Class A, 0.31%,
1/07/10 (a)(b)	7,000	7,000,000
Metropolitan Water District of
Southern California,
Refunding RB, VRDN, Series
C, 0.33%, 1/07/10 (a)	2,800	2,800,000
Modesto Irrigation District
Financing Authority, RB,
MSTR, VRDN, Series SGC 44,
Class A (MBIA), 0.32%,
1/07/10 (a)(b)	5,905	5,905,000
Orange County Sanitation
District, COP, FLOATS,
VRDN, Series 2928, 0.33%,
1/07/10 (a)(b)	5,885	5,885,000
Orange County Water District,
COP, Refunding, ROCS,
VRDN, Series II-R-11782-1,
0.31%, 1/07/10 (a)(b)(c)	4,900	4,900,000

6 CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
California (continued)
Regional Airports
Improvement Corp.
California, RB, VRDN, Los
Angeles International
Airport, AMT, 0.29%,
1/04/10 (a)	$ 13,200	$ 13,200,000
Riverside County IDA
California, RB, VRDN,
Universal Forest Products
Project, AMT, 0.42%,
1/07/10 (a)	3,300	3,300,000
Sacramento Housing
Authority, HRB, Lofts at
Natomas Apartments, VRDN,
Series F, AMT (FNMA),
0.32%, 1/07/10 (a)	19,190	19,190,000
Sacramento Housing
Authority, HRB, VRDN,
Greenfair Apartments,
Series G, AMT, 0.38%,
1/07/10 (a)	10,900	10,900,000
San Diego County Regional
Transportation Commission,
Refunding RB, VRDN,
Limited Tax, Series C,
0.48%, 1/07/10 (a)	14,785	14,785,000
San Diego County Regional
Transportation Commission,
Refunding RB, VRDN,
Limited Tax, Series D,
0.35%, 1/07/10 (a)	18,630	18,630,000
San Diego Housing Authority
California, RB, VRDN, Bay
Vista Apartments Project,
Series A, AMT (FNMA),
0.32%, 1/07/10 (a)	4,800	4,800,000
San Diego Housing Authority
California, RB, VRDN, Studio
15, Series B, AMT, 0.38%,
1/07/10 (a)	1,785	1,785,000
San Francisco City & County
Airports Commission,
Refunding RB, VRDN, Second
Series B, 0.75%, 9/15/10 (a)	10,500	10,500,000

CMA California Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
San Francisco City & County
Airports Commission,
Refunding RB, VRDN, Second
Series 37C (AGC), 0.25%,
1/07/10 (a)	$ 26,600	$ 26,600,000
San Francisco City & County
Redevelopment Agency,
Refunding HRB, VRDN,
Fillmore Center, Series B-2,
AMT (FHLMC), 0.32%,
1/07/10 (a)	6,750	6,750,000
San Jose Financing Authority,
Refunding RB, ROCS, VRDN,
Series II-R-11629 (BHAC),
0.31%, 1/07/10 (a)(b)(c)	3,000	3,000,000
San Mateo Foster City School
District California, GO, BAN,
1.75%, 3/01/10	13,600	13,623,738
Santa Clara Unified School
District California, GO,
TRAN, 1.50%, 6/30/10	9,500	9,550,640
Santa Monica-Malibu Unified
School District California,
GO, BAN, 2.00%, 7/30/10	7,900	7,968,301
State of California, GO,
5.75%, 3/01/10 (d)	3,000	3,056,338
State of California, GO,
FLOATS, VRDN, Series 2178,
0.32%, 1/07/10 (a)(b)	13,033	13,032,500
State of California, GO,
FLOATS, VRDN, Series 2661,
0.32%, 1/07/10 (a)(b)	34,003	34,002,500
State of California, GO,
FLOATS, VRDN, Series 2813,
0.39%, 1/07/10 (a)(b)	5,200	5,200,000
State of California, GO,
FLOATS, VRDN, Series A-2,
0.21%, 1/07/10 (a)(b)	4,500	4,500,000
State of California, GO,
FLOATS, VRDN, Series A-3,
0.26%, 1/04/10 (a)(b)	31,600	31,600,000
State of California, GO, ROCS,
VRDN, Series II-R-622PB
(BHAC), 0.33%,
1/07/10 (a)(b)	2,435	2,435,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

7

Schedule of Investments (continued)

CMA California Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
State of California, GO, ROCS,
VRDN, Series II-R-846
(BHAC), 0.31%,
1/07/10 (a)(b)	$ 15,045 $	15,045,000
State of California, GO,
VRDN, Series C-3, 0.27%,
1/04/10 (a)	33,900	33,900,000
University of California, RB,
PUTTERS, VRDN, Series 1231
(MBIA), 0.32%,
1/07/10 (a)(b)	20,715	20,715,000
University of California, RB,
PUTTERS, VRDN, Series
2475, 0.32%, 1/07/10 (a)(b)	520	520,000
1,906,898,024

Puerto Rico — 0.3%
Commonwealth of Puerto
Rico, GO, PUTTERS, VRDN,
Series 204 (AGC), 0.62%,
1/07/10 (a)(b)	7,060	7,060,000
Puerto Rico Highway &
Transportation Authority,
BB&T Municipal Trust,
Refunding RB, FLOATS,
VRDN, Series 2035 (AGC),
0.29%, 1/07/10 (a)(b)	5	5,000
		7,065,000
Total Investments
(Cost - $1,913,963,024*) – 98.0%		1,913,963,024
Other Assets Less Liabilities – 2.0%		38,661,610
Net Assets – 100.0%		$ 1,952,624,634

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report
date and maturity shown is the date the principal
owed can be recovered through demand.

(b) These securities are short-term floating rate
certificates issued by tender option bond trusts
and secured by the underlying municipal bond
securities.
(c) Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration
to qualified institutional investors.
(d) US government securities, held in escrow, are used
to pay interest on this security, as well as to retire
the bond in full at the date indicated, typically at
a premium to par.

8 CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments (concluded)	(Percentages Shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs in Securities
Assets
Level 1 -
Level 21 $ 1,913,963,024
Level 3 -
Total $1,913,963,024

1See above Schedule of Investments for values in the
state or political subdivision.

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

9

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 96.8%
City of New Haven
Connecticut, TECP, 0.30%,
1/13/10	$ 10,000	$ 10,000,000
City of New Haven
Connecticut, TECP, 0.30%,
1/14/10	7,402	7,402,000
Connecticut Housing Finance
Authority, HRB, VRDN, CIL
Realty Inc., 0.20%,
1/07/10 (a)	1,575	1,575,000
Connecticut Housing Finance
Authority, RB, ROCS, VRDN,
Series II-R-402, AMT, 0.37%,
1/07/10 (a)(b)	1,940	1,940,000
Connecticut Housing Finance
Authority, RB, VRDN,
Housing Mortgage Finance
Program, Series E-4, AMT,
0.33%, 1/07/10 (a)	8,555	8,555,000
Connecticut Housing Finance
Authority, RB, VRDN, MSG
Mortgage Financial, Series
D, AMT, 0.26%, 1/07/10 (a)	7,299	7,299,000
Connecticut Housing Finance
Authority, Refunding RB,
VRDN, Housing Mortgage
Finance Program, Series A-
3, AMT, 0.33%, 1/07/10 (a)	15,525	15,525,000
Connecticut Housing Finance
Authority, Refunding RB,
VRDN, Sub-Series B-4, AMT,
0.36%, 1/07/10 (a)	11,300	11,300,000

	Par
Municipal Bonds	(000)	Value
Connecticut (continued)
Connecticut State
Development Authority, RB,
VRDN, Cheshire, AMT,
0.29%, 1/07/10 (a)	$ 1,345	$ 1,345,000
Connecticut State
Development Authority, RB,
VRDN, Reflexite Corp.
Project, Series A, AMT,
0.29%, 1/07/10 (a)	840	840,000
Connecticut State
Development Authority, RB,
VRDN, Reflexite Corp.
Project, Series B, AMT,
0.29%, 1/07/10 (a)	935	935,000
Connecticut State
Development Authority, RB,
VRDN, Solid Waste Project,
Rand/Whitney, AMT, 0.23%,
1/07/10 (a)	11,435	11,435,000
Connecticut State Health &
Educational Facility
Authority, Austin Trust, RB,
VRDN Certificates, Bank of
America, Series 2008-352,
0.57%, 1/07/10 (a)(b)	24,870	24,870,000
Connecticut State Health &
Educational Facility
Authority, Austin Trust, RB,
VRDN Certificates, Bank of
America, Series 2008-1080,
0.32%, 1/07/10 (a)(b)	2,636	2,636,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
FSA	Financial Security Assurance Inc.	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	1
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Connecticut (continued)
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Avon
Old Farms School, Series A,
0.33%, 1/07/10 (a)	$ 3,090	$ 3,090,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Boys &
Girls Club, Series A, 0.42%,
1/07/10 (a)	4,825	4,825,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN,
Greenwich Adult Day Care,
Series A, 0.32%, 1/07/10 (a)	3,320	3,320,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN,
Greenwich Family YMCA,
Series A, 0.32%, 1/07/10 (a)	5,725	5,725,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN,
Hartford Hospital, Series B,
0.22%, 1/07/10 (a)	5,000	5,000,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Health
Care, Capital Asset, Series
A-1, 0.22%, 1/07/10 (a)	1,180	1,180,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Health
Care, Capital Asset, Series
B-1, 0.22%, 1/07/10 (a)	10,000	10,000,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, King &
Low-Heywood School, Series
A, 0.42%, 1/07/10 (a)	9,895	9,895,000

CMA Connecticut Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut (continued)
Connecticut State Health &
Educational Facility
Authority, RB, VRDN,
University of New Haven,
Series E, 0.29%, 1/07/10 (a) $	6,705	$ 6,705,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN,
Wesleyan University, Series
E, 0.22%, 1/04/10 (a)	1,700	1,700,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Whitby
School, Series A, 0.25%,
1/07/10 (a)	2,205	2,205,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Yale
University, Series U-2,
0.15%, 1/07/10 (a)	18,790	18,790,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Yale
University, Series V-1,
0.22%, 1/04/10 (a)	1,400	1,400,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Yale
University, Series Y-2,
0.20%, 1/04/10 (a)	2,200	2,200,000
Connecticut State Health &
Educational Facility
Authority, RB, VRDN, Yale
University, Series Y-3,
0.22%, 1/04/10 (a)	1,145	1,145,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
FLOATS, VRDN, Series 1884
(FSA), 0.30%, 1/07/10 (a)(b)	11,100	11,100,000

2 CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Connecticut (continued)
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Danbury Hospital,
Series J, 0.29%, 1/07/10 (a)	$ 7,550	$ 7,550,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Gaylord Hospital,
Series B, 0.33%, 1/07/10 (a)	11,410	11,410,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Greenwich Hospital,
Series C, 0.24%, 1/07/10 (a)	18,500	18,500,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Hospital Center of
Connecticut, Series A,
0.35%, 1/07/10 (a)	6,670	6,670,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Kingswood-Oxford
School, Series B, 0.60%,
1/07/10 (a)	4,600	4,600,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Saint Joseph College,
Series B, 0.34%, 1/07/10 (a)	9,725	9,725,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Yale-New Haven
Hospital, Series K2, 0.17%,
1/07/10 (a)	16,000	16,000,000
Connecticut State Health &
Educational Facility
Authority, Refunding RB,
VRDN, Yale-New Haven
Hospital, Series L1, 0.24%,
1/07/10 (a)	2,700	2,700,000

CMA Connecticut Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut (continued)
Hartford County Metropolitan
District, GO, BAN, 2.00%,
7/15/10	$ 15,000	$ 15,124,252
Hartford Redevelopment
Agency, Refunding HRB,
VRDN, Underwood Tower
Project (FSA), 0.43%,
1/07/10 (a)	14,145	14,145,000
New Canaan Housing
Authority, RB, VRDN, Village
at Waveny Care Center,
0.18%, 1/07/10 (a)	2,985	2,985,000
Regional School District No.
10, GO, Refunding, BAN,
1.50%, 8/05/10	6,000	6,032,242
State of Connecticut, GO,
BAN, Series A, 2.00%,
4/28/10	10,000	10,049,210
State of Connecticut, GO,
Refunding, FLOATS, VRDN,
Series 514, 0.31%,
1/07/10 (a)(b)	10,000	10,000,000
State of Connecticut, GO,
Series A, 2.00%, 2/15/10	14,000	14,025,105
State of Connecticut, GO,
VRDN, Series A-1, 0.25%,
1/07/10 (a)	18,000	18,000,000
State of Connecticut, JP
Morgan Chase
PUTTERS/DRIVERS Trust,
GO, PUTTERS, VRDN, Series
3411, 0.28%,
1/04/10 (a)(b)(c)	8,800	8,800,000
State of Connecticut, RB,
VRDN, Second Lien,
Transportation
Infrastructure, Series 1
(FSA), 0.27%, 1/07/10 (a)	6,200	6,200,000
Town of Easton Connecticut,
GO, Refunding, BAN, 1.00%,
7/20/10	11,050	11,084,704
Town of Newtown
Connecticut, GO, BAN,
1.00%, 2/24/10	3,000	3,002,590

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	3
Trust

Schedule of Investments (continued)

CMA Connecticut Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Town of Redding Connecticut,
GO, BAN, 1.00%, 7/26/10	$ 5,996 $	6,010,237
Town of Salisbury
Connecticut, GO, BAN,
1.50%, 9/09/10	4,100	4,129,558
Town of Stratford
Connecticut, GO, BAN,
1.00%, 4/15/10	5,300	5,308,722
Town of Vernon Connecticut,
GO, BAN, 1.50%, 2/11/10	3,710	3,712,538
Town of Waterford
Connecticut, GO, Refunding,
BAN, 1.50%, 8/12/10	15,000	15,088,800
Town of Watertown
Connecticut, GO, BAN,
1.25%, 2/03/10	5,000	5,003,218
Town of Wilton Connecticut,
GO, BAN, 1.00%, 2/09/10	6,000	6,002,677
435,795,853
Puerto Rico — 2.7%
Commonwealth of Puerto
Rico, GO, Refunding, VRDN,
Public Improvement, Series
A-2 (FSA), 0.38%,
1/07/10 (a)	7,700	7,700,000
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS,
VRDN, Series PT-3677,
0.57%, 1/07/10 (a)(b)	4,600	4,600,000
		12,300,000
Total Investments
(Cost - $448,095,853*) – 99.5%		448,095,853
Other Assets Less Liabilities – 0.5%		2,271,271
Net Assets – 100.0%	$ 448,095,853
*	Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report
date and maturity shown is the date the principal
owed can be recovered through demand.
(b) These securities are short-term floating rate
certificates issued by tender option bond trusts
and secured by the underlying municipal bond
securities.
(c) Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration
to qualified institutional investors.

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

4 CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series December 31, 2009
Trust

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments (concluded)	(Percentages Shown are based on Net Assets)

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs in Securities
Assets
Level 1 -
Level 21 $ 448,095,853
Level 3 -
Total $ 448,095,853

1See above Schedule of Investments for values in the
state or political subdivision.

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	5
Trust

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 99.1%
Broward County Housing
Finance Authority, RB,
VRDN, Sailboat Bend Artist
Lofts, AMT, 0.30%,
1/07/10 (a)	$ 750	$ 750,000
Collier County IDA, RB, VRDN,
March Project, AMT, 0.57%,
1/07/10 (a)	2,270	2,270,000
Collier County IDA, Refunding
RB, VRDN, Allete Inc.
Project, AMT, 0.42%,
1/07/10 (a)	2,000	2,000,000
County of Broward Florida,
BB&T Municipal Trust, GO,
Refunding, FLOATS, VRDN,
Series 2015, 0.30%,
1/07/10 (a)(b)(c)	400	400,000
County of Broward Florida,
GO, Parks & Land
Preservation Project, 5.00%,
1/01/10	1,370	1,370,168
County of Escambia Florida,
RB, VRDN, Gulf Power Co.
Project, First Series, 1.75%,
4/21/10 (a)	7,000	7,000,000
County of Hillsborough
Florida, TECP, 0.35%,
2/03/10	3,000	3,000,000

	Par
Municipal Bonds	(000)	Value
Florida (continued)
County of Miami-Dade Florida,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DBE-
538, 0.35%, 1/07/10
(a)(b)(c)	$ 2,220	$ 2,220,000
County of Palm Beach Florida,
RB, VRDN, FlightSafety
Project, AMT, 0.42%,
1/07/10 (a)	17,895	17,895,000
County of Palm Beach Florida,
RB, VRDN, Galaxy Aviation
Airport, AMT, 0.40%,
1/07/10 (a)	1,235	1,235,000
County of Palm Beach Florida,
RB, VRDN, Morse Obligor
Group, 0.30%, 1/07/10 (a)	700	700,000
County of St. John’s Florida,
RB, ROCS, VRDN, Series II-R-
755PB, 0.33%,
1/07/10 (a)(b)	4,985	4,985,000
Florida Gulf Coast University
Financing Corp., RB, VRDN,
Housing Project, Series A,
0.37%, 1/07/10 (a)	4,000	4,000,000
Florida Housing Finance
Corp., RB, ROCS, VRDN,
Series II-R-11209, AMT,
0.38%, 1/07/10 (a)(b)	6,060	6,060,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
COP	Certificates of Participation	RB	Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	TAN	Tax Anticipation Notes
HRB	Housing Revenue Bonds	TECP	Tax-Exempt Commercial Paper
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

1

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Florida (continued)
Florida Housing Finance
Corp., RB, VRDN, Boynton
Bay Apartments, AMT,
0.40%, 1/07/10 (a)	$ 1,700	$ 1,700,000
Florida Housing Finance
Corp., RB, VRDN, Cutler
Riverside Apartments, AMT,
0.37%, 1/07/10 (a)	6,000	6,000,000
Florida Municipal Power
Agency, Refunding RB,
VRDN, All Requirements
Supply, Series C, 0.25%,
1/04/10 (a)	4,000	4,000,000
Florida State Board of
Education, JP Morgan Chase
PUTTERS/DRIVERS Trust,
GO, PUTTERS, VRDN, Series
3251, 0.32%, 1/07/10
(a)(b)(c)	995	995,000
Hillsborough County Housing
Finance Authority, HRB,
VRDN, Claymore Crossings
Apartments, AMT, 0.33%,
1/07/10 (a)	3,670	3,670,000
Jacksonville Economic
Development Commission,
RB, VRDN, Holland SheltAir,
Series A-1, AMT, 0.45%,
1/07/10 (a)	2,835	2,835,000
Jacksonville Health Facilities
Authority, Refunding RB,
VRDN, Baptist, Series D,
0.21%, 1/04/10 (a)	900	900,000
Jacksonville Housing Finance
Authority, HRB, VRDN,
Christine Cove Apartments,
AMT, 0.33%, 1/07/10 (a)	1,500	1,500,000
Jacksonville Housing Finance
Authority, HRB, VRDN,
Hartwood Apartments, AMT,
0.37%, 1/07/10 (a)	4,035	4,035,000

CMA Florida Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (continued)
Jacksonville Port Authority,
RB, VRDN, Mitsui OSK Lines
Ltd., AMT, 0.35%,
1/07/10 (a)	$ 6,650	$ 6,650,000
Miami-Dade County IDA, RB,
VRDN, RAM Investments of
South Florida, Inc. Project,
AMT, 0.52%, 1/07/10 (a)	2,560	2,560,000
Miami-Dade County IDA,
Refunding RB, VRDN, Florida
Power & Light Co. Project,
AMT, 0.26%, 1/04/10 (a)	4,600	4,600,000
Multi-State, BB&T Municipal
Trust, RB, FLOATS, VRDN,
Series 1010, 0.35%,
1/07/10 (a)(b)(c)	2,815	2,815,000
Multi-State, BB&T Municipal
Trust, RB, FLOATS, VRDN,
Series 1020, 0.28%,
1/07/10 (a)(b)(c)	5,805	5,805,000
Multi-State, BB&T Municipal
Trust, RB, FLOATS, VRDN,
Series 1034, 0.35%,
1/07/10 (a)(b)(c)	6,028	6,027,500
Orange County IDA, RB, VRDN,
Central Florida YMCA
Project, 0.35%, 1/07/10 (a)	920	920,000
Orlando Utilities Commission,
RB, ROCS, VRDN, Series II-R-
11818PB, 0.25%,
1/07/10 (a)(b)(c)	2,000	2,000,000
Orlando Utilities Commission,
Refunding RB, Series B-1,
2.00%, 6/01/10	7,650	7,699,178
Orlando-Orange County
Expressway Authority,
Florida, Expressway
Refunding RB, VRDN, Series
C-1, 0.35%, 1/07/10 (a)	4,600	4,600,000
Pasco County School Board,
COP, Refunding, VRDN,
Series C, 0.35%, 1/07/10 (a)	2,700	2,700,000

2 CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (concluded)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Sunshine State Governmental
Financing Commission, RB,
VRDN, 0.37%, 1/07/10 (a)	$ 9,405 $	9,405,000
Volusia County School Board,
GO, TAN, 3.00%, 9/07/10	7,500	7,629,795
142,931,641
Puerto Rico — 0.9%
Commonwealth of Puerto
Rico, GO, VRDN, Refunding,
Public improvement, Series
B, 0.18%, 1/04/10 (a) 1,300 1,300,000
Total Investments
(Cost - $144,231,641*) – 100.0%	$ 144,231,641
Liabilities in Excess of Other Assets –
0.0%		(61,639)
Net Assets – 100.0%	$ 144,170,002

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA Florida Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs in Securities
Assets
Level 1 -
Level 21 $ 144,231,641
Level 3 -
Total $ 144,231,641

1See above Schedule of Investments for values in the
state or political subdivision.

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

3

Schedule of Investments December 31, 2009 (Unaudited)

CMA Massachusetts Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 95.2%
City of Haverhill
Massachusetts, GO, State
Qualified, BAN, 1.50%,
9/01/10	$ 7,000	$ 7,038,067
Commonwealth of
Massachusetts, BB&T
Municipal Trust, GO,
Refunding, FLOATS, VRDN,
Series 2005, 0.29%,
1/07/10 (a)(b)	1,650	1,650,000
Commonwealth of
Massachusetts, GO,
Consolidated, Series C,
5.75%, 10/01/10 (c)	5,925	6,161,205
Commonwealth of
Massachusetts, GO,
Refunding, VRDN, Series A,
0.25%, 1/07/10 (a)	14,775	14,775,000
Commonwealth of
Massachusetts, GO, VRDN,
Central Artery, Series B,
0.20%, 1/04/10 (a)	3,695	3,695,000
Commonwealth of
Massachusetts, GO, VRDN,
Consolidated Loan, Series A,
0.30%, 1/04/10 (a)	11,700	11,700,000
Commonwealth of
Massachusetts, Refunding RB,
FLOATS, VRDN, Series PT-
3511, 0.57%,
1/07/10 (a)(b)	15,000	15,000,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Manchester Essex Regional
School District, GO, BAN,
Series A, 1.50%, 1/15/10	$ 5,000	$ 5,002,221
Manchester Essex Regional
School District, GO, BAN,
Series B, 1.50%, 6/18/10	4,000	4,017,529
Massachusetts Bay
Transportation Authority,
Clipper Tax-Exempt
Certificate Trust, RB, VRDN,
Series 2009-47, 0.28%,
1/07/10 (a)(b)	5,000	5,000,000
Massachusetts Bay
Transportation Authority, RB,
FLOATS, VRDN, Series SG-
156, 0.25%,
1/04/10 (a)(b)(d)	2,805	2,805,000
Massachusetts Bay
Transportation Authority,
Refunding RB, VRDN, General
Transportation System,
0.27%, 1/07/10 (a)	300	300,000
Massachusetts Development
Finance Agency, HRB, VRDN,
Avalon Acton Apartments,
AMT, 0.40%, 1/07/10 (a)	7,000	7,000,000
Massachusetts Development
Finance Agency, RB, VRDN,
Cell Signaling Technology,
AMT, 0.32%, 1/07/10 (a)	400	400,000

Portfolio Abbreviations
To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AMT	Alternative Minimum Tax (subject to)	MSTR	Municipal Securities Trust Receipts
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	TECP	Tax-Exempt Commercial Paper
HRB	Housing Revenue Bonds	VRDN	Variable Rate Demand Notes

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series December 31, 2009 1
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, RB, VRDN,
Concord Foods Issue, AMT,
0.32%, 1/07/10 (a)	$ 2,180	$ 2,180,000
Massachusetts Development
Finance Agency, RB, VRDN,
ISO New England Inc., 0.27%,
1/07/10 (a)	1,700	1,700,000
Massachusetts Development
Finance Agency, RB, VRDN,
Melmark New England, 0.30%,
1/07/10 (a)	1,400	1,400,000
Massachusetts Development
Finance Agency, RB, VRDN,
V&S Taunton Galvanizing,
AMT, 0.87%, 1/07/10 (a)	2,390	2,390,000
Massachusetts Development
Finance Agency, Refunding
RB, VRDN, Assumption
College, Series A, 0.24%,
1/07/10 (a)	7,150	7,150,000
Massachusetts Development
Finance Agency, Refunding
RB, VRDN, Boston University,
Series U5A, 0.28%,
1/31/10 (a)	4,520	4,520,000
Massachusetts Development
Finance Agency, Refunding
RB, VRDN, Fessenden School,
0.34%, 1/07/10 (a)	9,195	9,195,000
Massachusetts Development
Finance Agency, Refunding
RB, VRDN, Institute for
Development Disabilities,
0.47%, 1/07/10 (a)	10,370	10,370,000
Massachusetts Development
Finance Agency, Refunding
RB, VRDN, Newbury College,
0.32%, 1/07/10 (a)	1,250	1,250,000
Massachusetts Development
Finance Agency, Refunding
RB, VRDN, You Inc., 0.30%,
1/07/10 (a)	8,805	8,805,000

CMA Massachusetts Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, TECP, 1.15%,
2/10/10	$ 2,900	$ 2,900,000
Massachusetts HFA, Refunding
RB, VRDN, Series F, 0.38%,
1/07/10 (a)	10,000	10,000,000
Massachusetts Health &
Educational Facilities
Authority, Macon Trust, RB,
VRDN Certificates, Bank of
America, Series 2007-310,
0.57%, 1/07/10 (a)(b)	4,945	4,945,000
Massachusetts Health &
Educational Facilities
Authority, Refunding RB,
VRDN, Pool Loan, Series O-1,
0.32%, 1/07/10 (a)	10,865	10,865,000
Massachusetts Industrial
Finance Agency, RB, VRDN,
AFC Cable System Inc. Issue,
AMT, 0.32%, 1/07/10 (a)	1,230	1,230,000
Massachusetts Industrial
Finance Agency, RB, VRDN,
Development, Garlock
Printing Corp., AMT, 0.32%,
1/07/10 (a)	535	535,000
Massachusetts Industrial
Finance Agency, RB, VRDN,
E.L. Harvey & Sons Inc., AMT,
0.32%, 1/07/10 (a)	420	420,000
Massachusetts Industrial
Finance Agency, RB, VRDN,
Gem Group Inc. Issue, AMT,
0.32%, 1/07/10 (a)	1,470	1,470,000
Massachusetts Industrial
Finance Agency, RB, VRDN,
JHC Assisted Living, Series A,
0.32%, 1/07/10 (a)	4,875	4,875,000
Massachusetts Industrial
Finance Agency, RB, VRDN,
Multi-Mode Development, 225
Bodwell Project, AMT, 0.35%,
1/07/10 (a)	4,000	4,000,000

2 CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Massachusetts Industrial
Finance Agency, RB, VRDN,
Multi-Mode Development,
B.B.B. Esquire LLC, AMT,
0.35%, 1/07/10 (a)	$ 1,100	$ 1,100,000
Massachusetts Industrial
Finance Agency, RB, VRDN,
Multi-Mode Development,
OCT Co. Inc. Project, AMT,
0.35%, 1/07/10 (a)	2,800	2,800,000
Massachusetts Industrial
Finance Agency, Refunding
RB, VRDN, Lightolier Inc.
Project, 0.35%, 1/07/10 (a)	5,000	5,000,000
Massachusetts Industrial
Finance Agency, VRDN, E.L.
Harvey & Sons Inc., 0.32%,
1/07/10 (a)	795	795,000
Massachusetts School Building
Authority, RB, PUTTERS,
VRDN, Series 1197, 0.35%,
1/07/10 (a)(b)	7,150	7,150,000
Massachusetts State Turnpike
Authority, Clipper Tax-
Exempt Certificate Trust, RB,
VRDN, Series 2009-74, 0.32%,
1/07/10 (a)(b)	8,970	8,970,000
Massachusetts State Water
Pollution Abatement, RB,
ROCS, VRDN, Series II-R-
11537PB, 0.33%,
1/07/10 (a)(b)	12,445	12,445,000
Massachusetts State Water
Pollution Abatement,
Refunding RB, MSTR, VRDN,
Series SGA 87, 0.32%,
1/04/10 (a)(b)	3,970	3,970,000
Massachusetts Water Resources
Authority, Refunding RB,
VRDN, Eagle Tax-Exempt
Trust, Series 2006-0054, Class
A, 0.31%, 1/07/10 (a)(b)	7,300	7,300,000

CMA Massachusetts Municipal Money Fund
of CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Water Resources
Authority, Refunding RB,
VRDN, Multi-Modal, General,
Sub-Series C, 0.32%,
1/04/10 (a)	$ 6,405 $	6,405,000
Town of Barnstable
Massachusetts, GO, BAN,
Series B, 1.00%, 1/29/10	2,705	2,705,650
Town of Canton Massachusetts,
GO, BAN, 1.25%, 5/28/10	5,402	5,414,646
Town of Falmouth
Massachusetts, GO, BAN,
1.50%, 3/12/10	4,000	4,005,860
University of Massachusetts
Building Authority, RB, VRDN,
Senior Series A, 0.23%,
1/07/10 (a)	6,400	6,400,000
249,205,178
Puerto Rico — 4.7%
Commonwealth of Puerto Rico,
GO, Refunding, VRDN, Public
Improvement, Series B,
0.18%, 1/04/10 (a)	11,000	11,000,000
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS, VRDN,
Series PT-3677, 0.57%,
1/07/10 (a)(b)	1,400	1,400,000
		12,400,000
Total Investments
(Cost - $261,605,178*) – 99.9%		261,605,178
Other Assets Less Liabilities – 0.1%		332,627
Net Assets – 100.0%	$ 261,937,805

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	3
Trust

Schedule of Investments (concluded)

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA Massachusetts Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk associated
with investing in those securities. For information
about the Fund’s policy regarding valuation of
investments and other significant accounting policies,
please refer to the Fund’s most recent financial
statements as contained in its semi-annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 261,605,178
Level 3	-
Total	$ 261,605,178

1See above Schedule of Investments for values in the
state or political subdivision.

4 CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 75.5%
Battle Creek Housing Corp.
Michigan, HRB, VRDN, Series
A, 0.32%, 1/07/10 (a)	$ 715	$ 715,000
Berrien County EDC Michigan,
EDRB, VRDN, Arlington Corp.
Project, AMT, 1.43%,
1/07/10 (a)	1,650	1,650,000
Chelsea Economic
Development Corp.
Michigan, Refunding RB,
VRDN, Silver Maples Obligor,
0.35%, 1/07/10 (a)	3,400	3,400,000
City of Detroit Michigan,
Refunding RB, ROCS, VRDN,
Series II-R-11448, 0.31%,
1/07/10 (a)(b)	5,000	5,000,000
City of Rockford Michigan, RB,
VRDN, Limited Obligation,
Alloy Exchange Project,
AMT, 1.27%, 1/07/10 (a)	1,200	1,200,000
Eastern Michigan University,
Refunding RB, VRDN,
General, Series A, 0.26%,
1/04/10 (a)	10,400	10,400,000
Eastern Michigan University,
Refunding RB, VRDN,
General, Series B, 0.26%,
1/04/10 (a)	4,600	4,600,000
Green Lake Township EDC
Michigan, Refunding RB,
VRDN, Interlochen Center
Project, 0.24%, 1/04/10 (a)	2,800	2,800,000

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Holt Public Schools Michigan,
GO, Refunding, VRDN (Q-
SBLF), 0.26%, 1/07/10 (a)	$ 7,000	$ 7,000,000
Lakeview School District
Michigan, GO, VRDN, School
Building & Site, Series B (Q-
SBLF), 0.28%, 1/07/10 (a)	10,435	10,435,000
Macomb County EDC, RB,
VRDN, Aim Plastics Inc.
Project, AMT, 0.50%,
1/07/10 (a)	1,000	1,000,000
Marquette County EDC
Michigan, RB, VRDN, Pioneer
Labs Inc. Project, Series A,
AMT, 0.57%, 1/07/10 (a)	400	400,000
Michigan Higher Education
Student Loan Authority, RBC
Municipal Products Inc.
Trust, Refunding RB,
FLOATS, VRDN, Series L-24,
AMT, 0.42%, 1/07/10 (a)(b)	4,900	4,900,000
Michigan State Building
Authority, RB, VRDN,
Facilities Program, Series I,
0.26%, 1/07/10 (a)	7,000	7,000,000
Michigan State HDA, HRB,
VRDN, Berrien Woods III,
Series A, AMT, 0.30%,
1/07/10 (a)	5,580	5,580,000
Michigan State HDA, HRB,
VRDN, Limited Obligation,
Arbors, Series A, AMT,
0.40%, 1/07/10 (a)	2,235	2,235,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AMT	Alternative Minimum Tax (subject to)	MSTR	Municipal Securities Trust Receipts
EDC	Economic Development Corp.	Q-SBLF	Qualified School Bond Loan Fund
EDRB	Economic Development Revenue Bonds	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SAN	State Aid Notes
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
HRB	Housing Revenue Bonds

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

1

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Michigan State HDA, RB,
VRDN, Baldwin Villas
Project, AMT, 0.50%,
1/07/10 (a)	$ 2,400	$ 2,400,000
Michigan State HDA,
Refunding RB, VRDN, Series
D, 0.24%, 1/07/10 (a)	4,500	4,500,000
Michigan State HDA,
Refunding RB, VRDN, Series
E, AMT, 0.40%, 1/07/10 (a)	3,000	3,000,000
Michigan State HDA,
Refunding RB, VRDN, Series
F, AMT, 0.40%, 1/07/10 (a)	7,600	7,600,000
Michigan State Hospital
Finance Authority, RB,
VRDN, Ascension Health,
Series B-1, 0.70%,
1/07/10 (a)	7,000	7,000,000
Michigan State Hospital
Finance Authority,
Refunding RB, VRDN,
Ascension Health, Senior
Credit, Series B-3, 0.25%,
1/07/10 (a)	1,600	1,600,000
Michigan State Hospital
Finance Authority,
Refunding RB, VRDN,
Ascension Health, Senior
Credit, Series B-7, 0.25%,
1/07/10 (a)	2,500	2,500,000
Michigan Strategic Fund, RB,
VRDN, Alphi Manufacturing
Inc. Project, AMT, 0.65%,
1/07/10 (a)	800	800,000
Michigan Strategic Fund, RB,
VRDN, C&M Manufacturing
Corp. Inc. Project, AMT,
1.43%, 1/07/10 (a)	1,870	1,870,000
Michigan Strategic Fund, RB,
VRDN, Continental Carbonic
Products, AMT, 0.33%,
1/07/10 (a)	1,710	1,710,000

CMA Michigan Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Michigan Strategic Fund, RB,
VRDN, Glastender Inc.
Project, AMT, 1.40%,
1/07/10 (a)	$ 600	$ 600,000
Michigan Strategic Fund, RB,
VRDN, Golden Keys
Development LLC Project,
AMT, 0.60%, 1/07/10 (a)	2,025	2,025,000
Michigan Strategic Fund, RB,
VRDN, Limited Obligation,
GNP Real Estate, AMT,
0.45%, 1/07/10 (a)	1,760	1,760,000
Michigan Strategic Fund, RB,
VRDN, Merrill Tool Holding
Co. Project, Series A, AMT,
0.73%, 1/07/10 (a)	825	825,000
Michigan Strategic Fund, RB,
VRDN, Merrill Tool Holding
Co. Project, Series B, AMT,
0.53%, 1/07/10 (a)	1,250	1,250,000
Michigan Strategic Fund, RB,
VRDN, Packaging Direct Inc.
Project, AMT, 0.53%,
1/07/10 (a)	1,215	1,215,000
Michigan Strategic Fund, RB,
VRDN, Pioneer Labs Inc.
Project, AMT, 0.43%,
1/07/10 (a)	400	400,000
Michigan Strategic Fund, RB,
VRDN, Richwood Industries
Inc. Project, AMT, 0.70%,
1/07/10 (a)	2,100	2,100,000
Michigan Strategic Fund, RB,
VRDN, Riverwalk Properties
LLC Project, AMT, 0.50%,
1/07/10 (a)	1,800	1,800,000
Michigan Strategic Fund, RB,
VRDN, Vector Investments
Project, AMT, 0.57%,
1/07/10 (a)	1,100	1,100,000
Michigan Strategic Fund,
Refunding RB, VRDN,
Consumers Energy Co.,
0.20%, 1/07/10 (a)	5,700	5,700,000

2 CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Oakland County EDC Michigan,
RB, VRDN, Schain Mold &
Engineering, AMT, 1.43%,
1/07/10 (a)	$ 1,900	$ 1,900,000
Oakland County EDC Michigan,
Refunding RB, VRDN,
Cranbrook Educational,
0.31%, 1/07/10 (a)	4,000	4,000,000
Oakland County EDC Michigan,
Refunding RB, VRDN, Pratt &
Miller Engineering, AMT,
0.45%, 1/07/10 (a)	2,400	2,400,000
Romeo Community School
District Michigan, GO,
Building & Site (Q-SBLF),
5.00%, 5/01/10	2,250	2,283,936
Saline Area Schools Michigan,
GO, Refunding (Q-SBLF),
VRDN, 0.26%, 1/07/10 (a)	4,330	4,330,000
University of Michigan, RB,
VRDN, Hospital, Series A,
0.24%, 1/04/10 (a)	7,000	7,000,000
University of Michigan, RB,
VRDN, Hospital, Series A,
0.28%, 1/07/10 (a)	4,000	4,000,000
Waterford School District
Michigan, GO, SAN, 2.25%,
9/23/10	6,500	6,523,275
Wayne County Airport
Authority, Refunding RB,
VRDN, Detroit Metropolitan,
Series C1, AMT, 0.32%,
1/07/10 (a)	12,575	12,575,000
Wayne County Airport
Authority, Refunding RB,
VRDN, Series E, AMT, 0.37%,
1/07/10 (a)	9,850	9,850,000
Wayne County Airport
Authority, Refunding RB,
VRDN, Series F, AMT, 0.27%,
1/07/10 (a)	5,305	5,305,000
		180,237,211

CMA Michigan Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 18.2%
Commonwealth of Puerto
Rico, Austin Trust,
Refunding RB, VRDN
Certificates, Bank of
America, Series 2008-355,
0.57%, 1/07/10 (a)(b)	$ 10,125	$ 10,125,000
Commonwealth of Puerto
Rico, GO, Refunding, Public
Improvement, Series B,
VRDN, 0.18%, 1/04/10 (a)	3,135	3,135,000
Commonwealth of Puerto
Rico, GO, Refunding, VRDN,
Public Improvement, Series
C5, 0.37%, 1/07/10 (a)	15,000	15,000,000
Puerto Rico Electric Power
Authority, Refunding RB,
MSTR, VRDN, Series SGC 57,
Class A, 0.32%,
1/07/10 (a)(b)	10,080	10,080,000
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS,
VRDN, Series PT-3677,
0.57%, 1/07/10 (a)(b)	5,000	5,000,000
		43,340,000
Total Investments
(Cost - $223,577,211*) – 93.7%		223,577,211
Other Assets Less Liabilities – 6.3%		14,962,913
Net Assets – 100.0%		$ 238,540,124

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

3

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 223,577,211
Level 3	-
Total	$ 223,577,211

1See above Schedule of Investments for values in the
state or political subdivision.

4 CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 94.9%
Borough of Carlstadt New
Jersey, GO, BAN, 1.50%,
1/29/10	$ 9,100	$ 9,105,379
Borough of Chatham New
Jersey, GO, Refunding, BAN,
1.50%, 10/01/10	3,137	3,152,777
Borough of Elmwood Park New
Jersey, GO, Refunding, BAN,
2.00%, 8/13/10	4,098	4,113,938
Borough of Florham Park New
Jersey, GO, BAN, 1.50%,
2/03/10	3,125	3,127,049
Borough of Glen Rock New
Jersey, GO, BAN, 1.50%,
1/22/10	5,347	5,349,720
Borough of Haddon Heights
New Jersey, GO, BAN,
1.50%, 6/14/10	3,171	3,175,263
Borough of Oakland New
Jersey, GO, BAN, 2.00%,
2/11/10	5,627	5,630,434
Borough of Saddle River New
Jersey, GO, BAN, 1.00%,
4/01/10	6,266	6,272,362
Camden County Improvement
Authority, RB, VRDN,
Special, 0.33%, 1/07/10 (a)	1,975	1,975,000
City of Lambertville New
Jersey, GO, BAN, 2.50%,
3/05/10	5,872	5,880,854

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
City of Summit New Jersey,
GO, BAN, 2.25%, 2/05/10	$ 1,000	$ 1,000,973
City of Summit New Jersey,
GO, Temporary Notes,
1.00%, 6/18/10	3,500	3,509,035
County of Mercer New Jersey,
GO, BAN, Series A, 2.25%,
1/14/10	3,100	3,101,626
County of Middlesex New
Jersey, GO, BAN, 1.25%,
6/09/10	3,465	3,477,045
County of Passaic New Jersey,
GO, BAN, 1.50%, 4/13/10	19,000	19,039,405
County of Sussex New Jersey,
GO, BAN, 1.50%, 6/23/10	4,619	4,641,367
Garden State Preservation
Trust, RB, FLOATS, VRDN,
Series DCL 006 (FSA), 0.35%,
1/07/10 (a)(b)(c)	17,085	17,085,000
Hudson County Improvement
Authority, RB, FLOATS,
VRDN, Essential Purpose
Pooled Government, 0.33%,
1/07/10 (a)(b)	500	500,000
New Jersey EDA, RB, FLOATS,
VRDN, Series 3008, 0.39%,
1/07/10 (a)(b)(c)	20,995	20,995,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	MBIA	Municipal Bond Investors Assurance
AMT	Alternative Minimum Tax (subject to)		(National Public Finance Guaranty Corp.)
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	ROCS	Reset Option Certificates
EDA	Economic Development Authority	S/F	Single-Family
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
FSA	Financial Security Assurance Inc.	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts
	CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series		December 31, 2009	1
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey EDA, RB, FLOATS,
VRDN, Series 3032, 0.31%,
1/07/10 (a)(b)(c)	$ 6,000	$ 6,000,000
New Jersey EDA, RB, VRDN,
Esarc Inc. Project, 0.42%,
1/07/10 (a)	2,420	2,420,000
New Jersey EDA, RB, VRDN,
Frisch School Project,
0.25%, 1/07/10 (a)	2,500	2,500,000
New Jersey EDA, RB, VRDN,
Jewish Family Service,
0.42%, 1/07/10 (a)	915	915,000
New Jersey EDA, RB, VRDN,
MZR Real Estate LP Project,
AMT, 0.52%, 1/07/10 (a)	6,665	6,665,000
New Jersey EDA, RB, VRDN,
Marina Energy LLC, Series A,
AMT, 0.35%, 1/07/10 (a)	9,200	9,200,000
New Jersey EDA, RB, VRDN,
PB Tower & Metro Project,
Series A, AMT, 0.52%,
1/07/10 (a)	3,385	3,385,000
New Jersey EDA, RB, VRDN,
PB Tower & Metro Project,
Series B, AMT, 0.52%,
1/07/10 (a)	1,910	1,910,000
New Jersey EDA, RB, VRDN,
Port Newark Container LLC,
AMT, 0.24%, 1/07/10 (a)	9,000	9,000,000
New Jersey EDA, RB, VRDN,
Urban League Project,
0.37%, 1/07/10 (a)	2,530	2,530,000
New Jersey EDA, RB, VRDN,
Wyckoff Family YMCA Inc.
Project, 0.35%, 1/07/10 (a)	5,525	5,525,000
New Jersey EDA, Refunding
RB, VRDN, Blair Academy
Project, 0.27%, 1/07/10 (a)	5,805	5,805,000
New Jersey EDA, Refunding
RB, VRDN, Diocese of
Metuchen Project, 0.17%,
1/07/10 (a)	2,900	2,900,000

CMA New Jersey Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey EDA, Refunding
RB, VRDN, Jewish
Community Metro West,
0.42%, 1/07/10 (a)	$ 5,400	$ 5,400,000
New Jersey EDA, Refunding
RB, VRDN, Presbyterian
Homes, Assisted Living,
Series A, 0.28%, 1/07/10 (a)	10,400	10,400,000
New Jersey EDA, Refunding
RB, VRDN, School Facilities
Construction, Series V-1,
0.29%, 1/07/10 (a)	15,000	15,000,000
New Jersey EDA, Refunding
RB, VRDN, School Facilities
Construction, Series V-2,
0.35%, 1/07/10 (a)	19,700	19,700,000
New Jersey EDA, Refunding
RB, VRDN, School Facilities
Construction, Series V-4,
0.19%, 1/07/10 (a)	600	600,000
New Jersey EDA, TECP, 0.40%,
1/04/10	33,000	33,000,000
New Jersey Educational
Facilities Authority,
Refunding RB, VRDN,
Centenary College, Series A,
0.28%, 1/07/10 (a)	7,455	7,455,000
New Jersey Health Care
Facilities Financing
Authority, Austin Trust,
Refunding RB, VRDN
Certificates, Bank of
America, Series 2008-353,
0.57%, 1/07/10 (a)(b)(c)	4,000	4,000,000
New Jersey Health Care
Facilities Financing
Authority, RB, VRDN, Series
A-4, 0.28%, 1/07/10 (a)	11,975	11,975,000
New Jersey Health Care
Facilities Financing
Authority, RB, VRDN, Virtua
Health, 0.27%, 1/07/10 (a)	13,655	13,655,000

2 CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey Health Care
Facilities Financing
Authority, RB, VRDN, Virtua
Health, Series C, 0.20%,
1/04/10 (a)	$ 4,000	$ 4,000,000
New Jersey Health Care
Facilities Financing
Authority, RB, VRDN, Virtua
Health, Series D, 0.28%,
1/07/10 (a)	4,100	4,100,000
New Jersey State Higher
Education Assistance
Authority, RB, ROCS, VRDN,
Series II-R-11571, AMT
(AGC), 0.42%,
1/07/10 (a)(b)(c)	7,360	7,360,000
New Jersey State Higher
Education Assistance
Authority, RBC Municipal
Products Inc. Trust, RB,
FLOATS, VRDN, Series L-35,
AMT, 0.42%, 1/07/10
(a)(b)(c)	25,245	25,245,000
New Jersey State Higher
Education Assistance
Authority, RBC Municipal
Products Inc. Trust, RB,
FLOATS, VRDN, Series L-36,
AMT, 0.42%, 1/07/10 (a)(b)	11,500	11,500,000
New Jersey State Housing &
Mortgage Finance Agency,
Puttable Floating Option
Tax-Exempt Receipts, RB,
FLOATS, VRDN, Series PT-
4660, 0.47%,
1/07/10 (a)(b)(c)	4,445	4,445,000
New Jersey State Housing &
Mortgage Finance Agency,
RB, VRDN, S/F Housing,
Series Q, 0.26%, 1/07/10 (a)	59,700	59,700,000
New Jersey State Housing &
Mortgage Finance Agency,
RB, VRDN, S/F Housing,
Series R, 0.40%, 1/07/10 (a)	28,070	28,070,000

CMA New Jersey Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey State Housing &
Mortgage Finance Agency,
RB, VRDN, S/F Housing,
Series Z, 0.24%, 1/07/10 (a) $	6,800	$ 6,800,000
New Jersey State Housing &
Mortgage Finance Agency,
Refunding RB, VRDN, S/F
Housing, Series N, 0.37%,
1/07/10 (a)	15,840	15,840,000
New Jersey State Housing &
Mortgage Finance Agency,
Refunding RB, VRDN, S/F
Housing, Series O, 0.42%,
1/07/10 (a)	10,000	10,000,000
New Jersey State Housing &
Mortgage Finance Agency,
Refunding RB, VRDN, Series
3, 0.37%, 1/07/10 (a)	18,000	18,000,000
New Jersey State Turnpike
Authority, Refunding RB,
ROCS, VRDN, Series II-R-
10380 (BHAC), 0.23%,
1/07/10 (a)(b)(c)	7,750	7,750,000
New Jersey Transportation
Trust Fund Authority,
Clipper Tax-Exempt
Certificate Trust, RB, VRDN,
Series 2009-31, 0.32%,
1/07/10 (a)(b)(c)	59,315	59,315,000
New Jersey Transportation
Trust Fund Authority,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DB-
447 (FSA), 0.33%,
1/07/10 (a)(b)(c)	16,750	16,750,000
New Jersey Transportation
Trust Fund Authority, RB,
VRDN, Transportation
System, Series D, 0.23%,
1/07/10 (a)	19,500	19,500,000

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	3
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority,
Refunding RB, FLOATS,
VRDN, Series DCL-041 (FSA),
0.35%, 1/07/10 (a)(b)(c)	$ 11,035	$ 11,035,000
Newark Housing Authority,
BB&T Municipal Trust,
Refunding RB, FLOATS,
VRDN, Series 2044 (MBIA),
0.29%, 1/07/10 (a)(b)(c)	4,360	4,360,000
Newark Housing Authority,
Deutsche Bank
SPEARS/LIFERS Trust, RB,
SPEARS, VRDN,
Series DBE-511, 0.33%,
1/07/10 (a)(b)(c)	5,370	5,370,000
Port Authority of New York &
New Jersey, JP Morgan
Chase PUTTERS/DRIVERS
Trust, Refunding RB,
PUTTERS, VRDN, Series
3176, AMT, 0.38%,
1/07/10 (a)(b)(c)	27,860	27,860,000
Port Authority of New York &
New Jersey, JP Morgan
Chase PUTTERS/DRIVERS
Trust, Refunding RB,
PUTTERS, VRDN, Series
3193, AMT, 0.38%,
1/07/10 (a)(b)(c)	12,995	12,995,000
Port Authority of New York &
New Jersey, Refunding RB,
FLOATS, VRDN, Series 766
(FSA), 0.34%,
1/07/10 (a)(b)(c)	1,500	1,500,000
Port Authority of New York &
New Jersey, Refunding RB,
FLOATS, VRDN, Series 2977,
AMT, 0.32%,
1/07/10 (a)(b)(c)	3,335	3,335,000

CMA New Jersey Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Port Authority of New York &
New Jersey, Refunding RB,
VRDN, Versatile Structure
Obligation, Series 1R, AMT,
0.28%, 1/04/10 (a)	$ 53,900	$ 53,900,000
Port Authority of New York &
New Jersey, Refunding RB,
VRDN, Versatile Structure
Obligation, Series 4, AMT,
0.27%, 1/04/10 (a)	75,500	75,500,000
Tobacco Settlement Financing
Corp. New Jersey,
Refunding RB, FLOATS,
VRDN, Series 2959, 0.39%,
1/07/10 (a)(b)(c)	4,550	4,550,000
Town of Boonton New Jersey,
GO, BAN, 2.00%, 1/22/10	3,156	3,157,105
Town of Secaucus New
Jersey, GO, BAN, 1.00%,
6/18/10	7,107	7,120,471
Town of Secaucus New
Jersey, GO, Refunding, BAN,
1.50%, 1/15/10	14,014	14,018,932
Township of Bridgewater New
Jersey, GO, BAN, 1.50%,
1/28/10	9,100	9,106,314
Township of Bridgewater New
Jersey, GO, BAN, 1.50%,
3/10/10	9,100	9,114,697
Township of Chester New
Jersey, GO, BAN, 1.25%,
2/26/10	3,209	3,211,536
Township of Cranbury New
Jersey, GO, BAN, 2.00%,
1/14/10	3,026	3,026,698
Township of Cranbury New
Jersey, GO, BAN, 2.50%,
6/11/10	427	428,912
Township of Cranford New
Jersey, GO, BAN, 1.50%,
2/04/10	5,788	5,792,497
Township of Fairfield New
Jersey, GO, BAN, 1.50%,
2/26/10	5,489	5,494,482

4 CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Township of Freehold New
Jersey, GO, BAN, 1.50%,
12/22/10	$ 2,700	$ 2,716,959
Township of Hazlet New
Jersey, GO, BAN, 2.00%,
7/30/10	4,022	4,030,253
Township of Hopewell New
Jersey, GO, BAN, 1.50%,
4/16/10	4,512	4,520,092
Township of Jefferson New
Jersey, GO, BAN, 1.50%,
6/30/10	5,096	5,113,595
Township of Lacey New
Jersey, GO, BAN, 1.50%,
7/23/10	6,686	6,701,138
Township of Mahwah New
Jersey, GO, BAN, 1.50%,
8/13/10	3,950	3,968,359
Township of Mahwah New
Jersey, GO, BAN, 1.50%,
10/15/10	4,725	4,754,975
Township of Manchester New
Jersey, GO, BAN, 1.00%,
10/29/10	5,500	5,509,925
Township of Millburn New
Jersey, GO, BAN, 1.50%,
1/15/10	3,820	3,821,105
Township of Montclair New
Jersey, GO, BAN, Tax
Appeal, 1.50%, 12/17/10	1,418	1,432,239
Township of Montclair New
Jersey, GO, Temporary
Notes, 1.50%, 12/17/10	14,930	15,088,653
Township of Readington New
Jersey, GO, BAN, 1.50%,
2/04/10	22,000	22,015,906
Township of Robbinsville New
Jersey, GO, BAN, 1.50%,
9/22/10	11,346	11,391,678
Township of Scotch Plains
New Jersey, GO, BAN,
1.50%, 1/22/10	7,800	7,804,017
Township of Sparta New
Jersey, GO, BAN, 1.25%,
2/26/10	9,320	9,327,264

CMA New Jersey Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Township of Sparta New
Jersey, GO, BAN, 1.50%,
5/28/10	$ 4,924	$ 4,942,220
Township of Stafford New
Jersey, GO, BAN, 1.50%,
6/01/10	6,500	6,520,484
Township of Stafford New
Jersey, GO, BAN, 1.25%,
12/01/10	5,200	5,228,883
Township of Teaneck New
Jersey, BAN, 1.25%, 7/06/10	5,950	5,965,406
Township of Verona New
Jersey, GO, BAN, 1.50%,
8/13/10	4,431	4,448,864
Township of Warren New
Jersey, GO, BAN, 2.00%,
6/30/10	1,775	1,782,829
Township of Wayne New
Jersey, GO, BAN, 2.00%,
9/17/10	7,300	7,364,480
Township of West Milford New
Jersey, GO, BAN, 1.50%,
4/16/10	15,386	15,415,095
Township of West Orange New
Jersey, GO, BAN, 1.50%,
4/08/10	6,341	6,356,129
Township of West Orange New
Jersey, GO, BAN, 1.50%,
9/30/10	5,276	5,316,128
Township of West Orange New
Jersey, GO, BAN, 1.00%,
10/26/10	4,304	4,324,606
Township of Woodbridge New
Jersey, GO, BAN, 1.50%,
7/02/10	6,000	6,022,381
		1,042,207,534

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	5
Trust

Schedule of Investments (concluded)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 3.8%
Commonwealth of Puerto
Rico, Austin Trust,
Refunding RB, VRDN
Certificates, Bank of
America, Series 2008-355,
0.57%, 1/07/10 (a)(b) $ 41,475 $ 41,475,000
Total Investments
(Cost - $1,083,682,534*) – 98.7%		$ 1,083,682,534
Other Assets Less Liabilities – 1.3%		13,967,388
Net Assets – 100.0%		$ 1,097,649,922

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA New Jersey Municipal Money Fund of CMA
Multi-State Municipal Series Trust

(Percentages shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 1,083,682,534
Level 3	-
Total	$1,083,682,534

1See above Schedule of Investments for values in the
state or political subdivision.

6 CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 99.4%
Albany County Airport
Authority, Refunding RB,
VRDN, Series A, AMT, 0.39%,
1/07/10 (a)	$ 13,400	$ 13,400,000
Albany Industrial
Development Agency, RB,
VRDN, Albany Medical
Center Hospital, Series C,
0.31%, 1/07/10 (a)	1,840	1,840,000
Arlington Central School
District New York, GO, BAN,
2.25%, 8/20/10	1,960	1,976,656
Bayport-Blue Point Union Free
School District New York,
GO, TAN, 1.25%, 6/30/10	7,434	7,462,282
Beekmantown Central School
District New York, GO, BAN,
1.50%, 5/07/10	5,220	5,230,336
Bethlehem Central School
District New York, GO, BAN,
1.25%, 10/15/10	4,926	4,949,015
Cattaraugus County Industrial
Development Agency New
York, RB, VRDN, Gowanda
Electronics Corp., Series A,
AMT, 0.92%, 1/07/10 (a)	1,525	1,525,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
Central Islip Union Free
School District New York,
GO, BAN, 1.50%, 9/15/10	$ 6,825	$ 6,858,480
Central Islip Union Free
School District New York,
GO, TAN, 1.50%, 6/30/10	25,625	25,726,298
Chautauqua County Industrial
Development Agency New
York, RB, VRDN, NRG
Dunkirk Power Project,
0.22%, 1/07/10 (a)	9,900	9,900,000
City of New York New York,
GO, JP Morgan Chase
PUTTERS/DRIVERS Trust,
DRIVERS, VRDN, Series 3282,
0.32%, 1/07/10 (a)(b)(c)	3,325	3,325,000
City of New York New York,
GO, ROCS, VRDN, Series II-R-
251A, 0.33%, 1/07/10 (a)(b)	30,000	30,000,000
City of New York New York,
GO, Refunding, VRDN, Fiscal
2008, Sub-Series J-11,
0.32%, 1/07/10 (a)	12,300	12,300,000
City of New York New York,
GO, Refunding, VRDN, Sub-
Series C-2, 0.17%,
1/07/10 (a)	7,615	7,615,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MERLOTS	Municipal Exempt Receipts Liquidity
FHA	Federal Housing Administration		Optional Tenders
FHLMC	Federal Home Loan Mortgage Corp.	MRB	Mortgage Revenue Bonds
FLOATS	Floating Rate Securities	PUTTERS	Puttable Tax-Exempt Receipts
FNMA	Federal National Mortgage Association	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	ROCS	Reset Option Certificates
GNMA	Government National Mortgage Association	TAN	Tax Anticipation Notes
GO	General Obligation Bonds	TECP	Tax-Exempt Commercial Paper
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
HRB	Housing Revenue Bonds

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

1

Schedule of Investments (continued)

2 CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

CMA New York Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
City of New York New York,
GO, Refunding, VRDN, Sub-
Series C-3, 0.26%,
1/07/10 (a)	$ 12,815	$ 12,815,000
City of New York New York,
GO, Refunding, VRDN, Sub-
Series E-2, 0.24%,
1/04/10 (a)	4,200	4,200,000
City of New York New York,
GO, VRDN, Series F-4,
0.17%, 1/07/10 (a)	6,860	6,860,000
City of New York New York,
GO, VRDN, Series F-5,
0.17%, 1/07/10 (a)	11,675	11,675,000
City of New York New York,
GO, VRDN, Sub-Series A-3,
0.17%, 1/07/10 (a)	25,800	25,800,000
City of New York New York,
GO, VRDN, Sub-Series A-8,
0.22%, 1/04/10 (a)	3,600	3,600,000
City of New York New York,
GO, VRDN, Sub-Series A-9,
0.17%, 1/07/10 (a)	2,520	2,520,000
City of New York New York,
GO, VRDN, Sub-Series F-3,
0.30%, 1/07/10 (a)	5,725	5,725,000
City of New York New York,
GO, VRDN, Sub-Series H-6,
0.25%, 1/07/10 (a)	9,515	9,515,000
City of New York New York,
GO, VRDN, Sub-Series H-7,
0.23%, 1/04/10 (a)	11,000	11,000,000
City of New York New York,
GO, VRDN, Sub-Series L-5,
0.22%, 1/04/10 (a)	2,000	2,000,000
City of New York New York,
GO, VRDN, Sub-Series L-6,
0.18%, 1/04/10 (a)	6,650	6,650,000
Cohoes Industrial
Development Agency, RB,
VRDN, Eddy Cohoes Project,
0.28%, 1/07/10 (a)	7,600	7,600,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
County of Chautauqua New
York, GO, BAN, 2.25%,
1/15/10	$ 9,996	$ 10,000,301
County of Westchester New
York, GO, BAN, Series C,
1.00%, 4/28/10	6,900	6,906,666
Erie County Fiscal Stability
Authority, RB, BAN, Series
A, 2.00%, 5/19/10	31,500	31,630,754
Erie County Fiscal Stability
Authority, RB, BAN, Series
B, 1.25%, 7/30/10	11,845	11,891,454
Erie County Industrial
Development Agency, RB,
VRDN, Claddagh Commission
Inc. Project, 0.77%,
1/07/10 (a)	995	995,000
Guilderland Central School
District New York, GO, BAN,
1.50%, 6/18/10	11,815	11,855,701
Guilderland Industrial
Development Agency New
York, RB, VRDN, Multi-Mode,
Western Turnpike, Series A,
0.77%, 1/07/10 (a)	1,995	1,995,000
Harborfields Central School
District New York, GO, TAN,
2.00%, 6/25/10	14,600	14,703,720
Hicksville Union Free School
District New York, GO, TAN,
1.25%, 6/25/10	5,000	5,014,427
Hyde Park Central School
District New York, GO,
Refunding, BAN, 1.50%,
6/25/10	7,040	7,040,713
Irvington Union Free School
District New York, GO, TAN,
1.75%, 6/18/10	3,300	3,313,008
Levittown Union Free School
District New York, GO, BAN,
1.50%, 7/16/10	5,200	5,222,284
Lindenhurst Union Free School
District New York, GO, BAN,
1.50%, 7/08/10	4,750	4,773,710

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Metropolitan Transportation
Authority, Refunding RB,
VRDN, Sub-Series B-2,
0.29%, 1/07/10 (a)	$ 2,620	$ 2,620,000
Middletown City School
District New York, GO, BAN,
1.50%, 8/26/10	12,750	12,824,362
Miller Place Union Free School
District, GO, TAN, 1.50%,
6/30/10	4,185	4,205,641
Monroe County Industrial
Development Agency, IDRB,
VRDN, Klein Steel Service,
AMT, 0.42%, 1/07/10 (a)	7,515	7,515,000
Mount Sinai Union Free School
District New York, GO, TAN,
1.75%, 6/30/10	10,500	10,556,858
Nassau County Industrial
Development Agency, RB,
VRDN, Clinton Plaza Senior
Housing Project, AMT
(FNMA), 0.52%, 1/07/10 (a)	13,250	13,250,000
Nassau Health Care Corp.,
Refunding RB, 0.26%,
1/07/10	6,500	6,500,000
New York City Housing
Development Corp., MRB,
VRDN, Parkview II
Apartments, Series A,
0.28%, 1/07/10 (a)	4,255	4,255,000
New York City Housing
Development Corp., RB,
Series I2, AMT, 0.72%,
5/13/10	13,250	13,250,000
New York City Housing
Development Corp., RB,
VRDN, 155 West 21st Street
Development, Series A, AMT
(FNMA), 0.20%, 1/07/10 (a)	11,500	11,500,000
New York City Housing
Development Corp., RB,
VRDN, Atlantic Court
Apartments, Series A, AMT
(FHLMC), 0.26%, 1/07/10 (a)	10,900	10,900,000

CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Housing
Development Corp., RB,
VRDN, Balton, Series A
(FHLMC), 0.26%, 1/07/10 (a) $	5,000	$ 5,000,000
New York City Housing
Development Corp., RB,
VRDN, Brittany
Development, Series A, AMT
(FNMA), 0.25%, 1/07/10 (a)	24,830	24,830,000
New York City Housing
Development Corp., RB,
VRDN, Lyric Development,
Series A, AMT (FNMA),
0.25%, 1/07/10 (a)	12,765	12,765,000
New York City Housing
Development Corp., RB,
VRDN, One Columbus Place
Development, Series A, AMT
(FNMA), 0.25%, 1/07/10 (a)	13,700	13,700,000
New York City Housing
Development Corp., RB,
VRDN, Series A, AMT
(FNMA), 0.25%, 1/07/10 (a)	35,400	35,400,000
New York City Housing
Development Corp., RB,
VRDN, Series A-1-B, AMT,
0.33%, 1/07/10 (a)	11,505	11,505,000
New York City Housing
Development Corp., RB,
VRDN, Series H-2-B, AMT,
0.29%, 1/04/10 (a)	3,300	3,300,000
New York City Housing
Development Corp., RB,
VRDN, Series L, 0.40%,
12/15/10 (a)	3,425	3,425,000
New York City Housing
Development Corp., RB,
VRDN, Series M, 0.55%,
10/01/10 (a)	7,800	7,800,000
New York City Housing
Development Corp., RB,
VRDN, Sierra Development,
Series A, AMT (FNMA),
0.25%, 1/07/10 (a)	14,065	14,065,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

3

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Housing
Development Corp., RB,
VRDN, Susans Court, Series
A, AMT, 0.28%, 1/07/10 (a)	$ 19,000	$ 19,000,000
New York City Housing
Development Corp., RB,
VRDN, W. 43rd Street
Development, Series A, AMT
(FNMA), 0.25%, 1/07/10 (a)	19,400	19,400,000
New York City Housing
Development Corp., RB,
VRDN, West End Towers,
Series A, AMT (FNMA),
0.25%, 1/07/10 (a)	34,000	34,000,000
New York City Housing
Development Corp., RB,
West 61st Street
Apartments, Series A, AMT
(FNMA), 0.20%, 1/07/10	15,000	15,000,000
New York City Housing
Development Corp.,
Refunding RB, ROCS, VRDN,
Series II-R-11699, AMT,
0.37%, 1/07/10 (a)(b)(c)	6,525	6,525,000
New York City Industrial
Development Agency, RB,
VRDN, Air Express
International Corp. Project,
AMT, 0.22%, 1/07/10 (a)	14,000	14,000,000
New York City Industrial
Development Agency, RB,
VRDN, College of Mount St.
Vincent, Series B, 0.28%,
1/07/10 (a)	2,350	2,350,000
New York City Industrial
Development Agency, RB,
VRDN, Heart Share Human
Services, Series A, 0.24%,
1/07/10 (a)	4,255	4,255,000
New York City Industrial
Development Agency,
Refunding RB, VRDN,
Brooklyn Heights, 0.24%,
1/07/10 (a)	5,975	5,975,000

CMA New York Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Industrial
Development Agency,
Refunding RB, VRDN, Touro
College Project, 0.20%,
1/07/10 (a)	$ 5,835	$ 5,835,000
New York City Municipal
Water Finance Authority,
Eagle Tax-Exempt Trust, RB,
VRDN, Eagle Tax-Exempt
Trust, Series 2009-0046,
Class A, 0.31%,
1/07/10 (a)(b)(c)	18,000	18,000,000
New York City Municipal
Water Finance Authority,
RB, PUTTERS, VRDN, Series
2559, 0.32%, 1/07/10 (a)(b)	1,775	1,775,000
New York City Municipal
Water Finance Authority,
RB, ROCS, VRDN, Series II-R-
9301, 0.33%,
1/07/10 (a)(b)(c)	7,980	7,980,000
New York City Municipal
Water Finance Authority,
RB, VRDN, 2nd General,
Fiscal 2008, Series BB-1,
0.18%, 1/04/10 (a)	27,500	27,500,000
New York City Municipal
Water Finance Authority,
RB, VRDN, 2nd General
Resolution, Series BB-2,
0.22%, 1/04/10 (a)	2,000	2,000,000
New York City Municipal
Water Finance Authority,
Refunding RB, PUTTERS,
VRDN, Series 988, 0.32%,
1/07/10 (a)(b)	10,665	10,665,000
New York City Municipal
Water Finance Authority,
Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series
2009-0047, Class A, 0.31%,
1/07/10 (a)(b)(c)	22,675	22,675,000

4 CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Municipal
Water Finance Authority,
Refunding RB, VRDN, Sub-
Series F-1-B, 0.30%,
1/07/10 (a)	$ 21,000	$ 21,000,000
New York City Transitional
Finance Authority, RB, New
York City Recovery, Series
3, Sub-Series 3G, 0.26%,
1/07/10	22,810	22,810,000
New York City Transitional
Finance Authority, RB,
VRDN, Future Tax Secured,
Series A-2, 0.15%,
1/07/10 (a)	21,615	21,615,000
New York City Transitional
Finance Authority, RB,
VRDN, New York City
Recovery, Series 3, Sub-
Series 3E, 0.24%,
1/04/10 (a)	4,650	4,650,000
New York City Transitional
Finance Authority, RB,
VRDN, Sub-Series 2B, 0.28%,
1/07/10 (a)	18,850	18,850,000
New York City Transitional
Finance Authority, RB,
VRDN, Sub-Series 2C, 0.23%,
1/07/10 (a)	1,655	1,655,000
New York City Transitional
Finance Authority, Special
Tax Bonds, VRDN, Future
Tax Secured, Series C,
0.26%, 1/07/10 (a)	10,000	10,000,000
New York Convention Center
Development Corp., Eclipse
Funding Trust, RB, Series
2006-0004, Solar Eclipse,
0.29%, 1/07/10 (a)(b)	23,895	23,895,000
New York Mortgage Agency,
MRB, VRDN, 37th Series,
0.37%, 1/07/10 (a)	19,800	19,800,000

CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York Mortgage Agency,
RB, ROCS, VRDN, Series II-R-
11705, AMT, 0.36%,
1/07/10 (a)(b)(c)	$ 6,760	$ 6,760,000
New York Mortgage Agency,
RB, ROCS, VRDN, Series II-R-
11707, AMT, 0.36%,
1/07/10 (a)(b)(c)	6,210	6,210,000
New York Mortgage Agency,
RB, VRDN, Homeowner
Mortgage, Series 125, AMT,
0.40%, 1/07/10 (a)	25,000	25,000,000
New York Mortgage Agency,
RB, VRDN, Homeowner
Mortgage, Series 129, AMT,
0.29%, 1/07/10 (a)	26,000	26,000,000
New York Mortgage Agency,
RB, VRDN, Series 147, AMT,
0.37%, 1/07/10 (a)	25,000	25,000,000
New York Mortgage Agency,
RB, VRDN, Series 159,
0.22%, 1/07/10 (a)	10,000	10,000,000
New York Mortgage Agency,
Refunding RB, ROCS, VRDN,
Series II-R-11701, AMT,
0.28%, 1/07/10 (a)(b)(c)	9,905	9,905,000
New York Mortgage Agency,
Refunding RB, VRDN, Home,
Series 162, 0.22%,
1/07/10 (a)	8,300	8,300,000
New York Power Authority,
TECP, 0.50%, 2/01/10	12,600	12,600,000
New York State Dormitory
Authority, JP Morgan Chase
PUTTERS/DRIVERS Trust, RB,
PUTTERS,VRDN, Series 3280,
0.32%, 1/07/10 (a)(b)(c)	3,325	3,325,000
New York State Dormitory
Authority, RB, Mental Health
Services, Sub-Series D-2F,
0.29%, 1/07/10 (a)	7,465	7,465,000
New York State Dormitory
Authority, RB, Mental Health
Services, Sub-Series D-2H,
0.30%, 1/07/10 (a)	3,000	3,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

5

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State Dormitory
Authority, RB, PUTTERS,
VRDN, Series 1955, 0.32%,
1/07/10 (a)(b)	$ 6,615	$ 6,615,000
New York State Dormitory
Authority, RB, VRDN,
Columbia University, Series
A, 0.15%, 1/07/10 (a)	15,000	15,000,000
New York State Dormitory
Authority, RB, VRDN, Cornell
University, Series B, 0.30%,
1/07/10 (a)	4,600	4,600,000
New York State Dormitory
Authority, RB, VRDN, Eagle
Tax-Exempt Trust, Series
2006-0164, Class A, 0.31%,
1/07/10 (a)(b)	17,000	17,000,000
New York State Dormitory
Authority, RB, VRDN,
Rockefeller University,
Series A2, 0.28%,
1/07/10 (a)	8,300	8,300,000
New York State Dormitory
Authority, RB, VRDN,
Rockefeller University,
Series B, 0.26%, 1/07/10 (a)	6,700	6,700,000
New York State Dormitory
Authority, Refunding RB,
FLOATS, VRDN, Series 3011
(FHA), 0.31%,
1/07/10 (a)(b)(c)	9,905	9,905,000
New York State Dormitory
Authority, Refunding RB,
ROCS, VRDN, Series II-R-
11560, 0.31%,
1/07/10 (a)(b)	2,200	2,200,000
New York State Dormitory
Authority, Refunding RB,
VRDN, City University,
Consolidated 5th Series C,
0.28%, 1/07/10 (a)	4,000	4,000,000

CMA New York Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State Energy
Research & Development
Authority, RB, VRDN,
Consolidated Edison
Company of New York, Inc.
Project, Sub-Series C-1,
AMT, 0.26%, 1/07/10 (a)	$ 11,200	$ 11,200,000
New York State Energy
Research & Development
Authority, Refunding RB,
VRDN, New York State
Electric, Series B, 0.24%,
1/07/10 (a)	7,000	7,000,000
New York State Energy
Research & Development
Authority, Refunding RB,
VRDN, New York State
Electric, Series C, 0.17%,
1/07/10 (a)	8,200	8,200,000
New York State Energy
Research & Development
Authority, Refunding RB,
VRDN, New York State
Electric, Series D1, 0.23%,
1/07/10 (a)	17,500	17,500,000
New York State Energy
Research & Development
Authority, Refunding RB,
VRDN, New York State
Electric, Series D2, 0.23%,
1/07/10 (a)	3,500	3,500,000
New York State Environmental
Facilities Corp., Refunding
RB, PUTTERS, VRDN, Series
2900, 0.32%, 1/07/10 (a)(b)	3,500	3,500,000
New York State HFA, HRB,
VRDN, 363 West 30th Street,
Series A, AMT (FHLMC),
0.25%, 1/07/10 (a)	12,150	12,150,000
New York State HFA, HRB,
VRDN, Gethsemane
Apartments, Series A, AMT
(FNMA), 0.24%, 1/07/10 (a)	12,000	12,000,000

6 CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State HFA, HRB,
VRDN, Grace Towers, Series
A, AMT (FHLMC), 0.25%,
1/07/10 (a)	$ 4,975	$ 4,975,000
New York State HFA, HRB,
VRDN, Kew Gardens Hills,
Series A, AMT (FNMA),
0.25%, 1/07/10 (a)	5,600	5,600,000
New York State HFA, HRB,
VRDN, Series A, AMT
(FNMA), 0.20%, 1/07/10 (a)	22,900	22,900,000
New York State HFA, RB,
VRDN, 80 DeKalb Avenue
Apartments, Series A, AMT,
0.23%, 1/07/10 (a)	32,850	32,850,000
New York State HFA, RB,
VRDN, 125 West 31st Street
Housing, Series A, AMT
(FNMA), 0.20%, 1/07/10 (a)	15,000	15,000,000
New York State HFA, RB,
VRDN, 240 E. 39th Street
Housing , AMT, 0.25%,
1/07/10 (a)	29,100	29,100,000
New York State HFA, RB,
VRDN, 316 11th Avenue
Housing, Series A, AMT
(FNMA), 0.20%, 1/07/10 (a)	25,000	25,000,000
New York State HFA, RB,
VRDN, 360 West 43, Series
A, AMT (FNMA), 0.20%,
1/07/10 (a)	23,565	23,565,000
New York State HFA, RB,
VRDN, 750 6th Ave, Series A,
AMT (FNMA), 0.20%,
1/07/10 (a)	5,000	5,000,000
New York State HFA, RB,
VRDN, 1500 Lexington
Avenue, Series A, AMT
(FNMA), 0.30%, 1/07/10 (a)	4,400	4,400,000
New York State HFA, RB,
VRDN, Avalon Bowery Place
II, Series A, AMT, 0.34%,
1/07/10 (a)	25,000	25,000,000

CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State HFA, RB,
VRDN, Victory Housing,
Series 2001, Series A, AMT
(FHLMC), 0.20%, 1/07/10 (a) $	12,700	$ 12,700,000
New York State HFA, RB,
VRDN, Victory Housing,
Series 2002, Series A, AMT
(FHLMC), 0.20%, 1/07/10 (a)	19,000	19,000,000
New York State HFA, RB,
VRDN, West 33rd Street
Housing, Series A, AMT
(FNMA), 0.25%, 1/07/10 (a)	3,400	3,400,000
New York State HFA, RB,
VRDN, Worth Street, Series
A 12/18/03, AMT (FNMA),
0.20%, 1/07/10 (a)	13,600	13,600,000
New York State HFA,
Refunding RB, 505 West
37th Street, Series B, 0.22%,
1/07/10	33,200	33,200,000
New York State HFA,
Refunding RB, Series C,
0.25%, 1/07/10	6,900	6,900,000
New York State HFA,
Refunding RB, VRDN, Series
L, 0.22%, 1/07/10 (a)	8,500	8,500,000
New York State HFA,
Refunding RB, VRDN, Series
M-1, 0.22%, 1/07/10 (a)	2,200	2,200,000
New York State HFA,
Refunding RB, VRDN, Series
M-2, 0.30%, 1/07/10 (a)	4,200	4,200,000
New York State Local
Government Services Corp.,
RB, VRDN, Series C, 0.26%,
1/07/10 (a)	8,500	8,500,000
New York State Local
Government Services Corp.,
RB, VRDN, Series E, 0.30%,
1/07/10 (a)	30,135	30,135,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

7

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State Local
Government Services Corp.,
Refunding RB, VRDN, Senior
Lien, Series B-BV, 0.28%,
1/07/10 (a)	$ 3,300	$ 3,300,000
New York State Local
Government Services Corp.,
Refunding RB, VRDN,
Subordinate Lien, Series B-
3V, 0.17%, 1/07/10 (a)	37,000	37,000,000
New York State Urban
Development Corp., RB,
PUTTERS, VRDN, Series
2750, 0.32%, 1/07/10 (a)(b)	5,000	5,000,000
Newburgh City School District
New York, GO, BAN, 1.25%,
7/30/10	21,275	21,367,386
North Shore Central School
District New York, GO, TAN,
1.25%, 6/23/10	4,175	4,190,035
Oneida County Industrial
Development Agency New
York, RB, VRDN, Rome
Properties LLC Project,
AMT, 0.87%, 1/07/10 (a)	3,805	3,805,000
Onondaga County Industrial
Development Agency New
York, RB, VRDN, G.A. Braun
Inc. Project, AMT, 0.35%,
1/07/10 (a)	9,995	9,995,000
Onondaga County Industrial
Development Agency New
York, RB, VRDN, Peregrine
International LLC Project,
AMT, 0.29%, 1/07/10 (a)	1,575	1,575,000
Onondaga County Industrial
Development Agency New
York, RB, VRDN, Syracuse
University Project, Series B,
0.20%, 1/07/10 (a)	3,815	3,815,000

CMA New York Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Oswego County Industrial
Development Agency New
York, RB, VRDN, OH
Properties Inc. Project,
Series A, 0.42%, 1/07/10 (a)	$ 1,490	$ 1,490,000
Otsego County Industrial
Development Agency New
York, RB, VRDN, Templeton
Foundation Project, Series
A, 0.67%, 1/07/10 (a)	2,735	2,735,000
Peekskill City School District
New York, GO, BAN, 1.75%,
8/27/10	4,567	4,586,137
Penfield Central School
District New York, GO, BAN,
1.25%, 1/29/10	11,000	11,005,189
Pleasantville Union Free
School District New York,
GO, BAN, 1.25%, 5/04/10	13,500	13,535,590
Port Authority of New York &
New Jersey, Refunding RB,
FLOATS, VRDN, Series 766
(FSA), 0.34%, 1/07/10 (a)(b)	1,745	1,745,000
Port Authority of New York &
New Jersey, Refunding RB,
FLOATS, VRDN, Series 2977,
AMT, 0.32%,
1/07/10 (a)(b)(c)	10,665	10,665,000
Port Authority of New York &
New Jersey, Refunding RB,
PUTTERS, VRDN, Series
2945, AMT, 0.38%,
1/07/10 (a)(b)	1,665	1,665,000
Port Jefferson Union Free
School District New York,
GO, TAN, 1.50%, 6/30/10	8,050	8,083,869
Port Washington Union Free
School District New York,
GO, TAN, 2.00%, 6/23/10	13,965	14,067,892
Ramapo Housing Authority
New York, RB, VRDN,
Fountainview College Road,
0.35%, 1/07/10 (a)	14,280	14,280,000

8 CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Rensselaer County Industrial
Development Agency New
York, RB, The Sage Colleges
Project, VRDN, Series A,
0.30%, 1/07/10 (a)	$ 5,770	$ 5,770,000
Riverhead Central School
District New York, GO, TAN,
1.25%, 6/30/10	20,000	20,059,295
Rockland County Industrial
Development Agency New
York, RB, VRDN, Dominican
College Project, Series A,
0.33%, 1/07/10 (a)	6,525	6,525,000
Rockland County Industrial
Development Agency New
York, RB, VRDN, Dominican
College Project, Series B,
0.33%, 1/07/10 (a)	2,920	2,920,000
Rockland County Industrial
Development Agency New
York, Refunding RB,
Dominican College Project,
VRDN, Series A, 0.33%,
1/07/10 (a)	9,135	9,135,000
Rocky Point Union Free School
District New York, GO, TAN,
1.50%, 6/30/10	5,100	5,122,863
Sachem Central School
District of Holbrook New
York, GO, BAN, 2.00%,
8/27/10	8,375	8,456,820
Sachem Central School
District of Holbrook New
York, GO, TAN, 2.50%,
6/23/10	33,400	33,725,256
Sag Harbor Union Free School
District New York, GO, TAN,
1.50%, 6/30/10	8,140	8,168,141
Shenendehowa Central School
District New York, GO, BAN,
1.40%, 6/25/10	7,936	7,936,729
State of New York, RB, VRDN,
People of the State of New
York, Certificate Lease,
0.20%, 1/07/10 (a)	12,359	12,359,000

CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Suffolk County Industrial
Development Agency New
York, RB, VRDN, Touro
College Project, 0.20%,
1/07/10 (a)	$ 2,080	$ 2,080,000
Suffolk County Water
Authority New York, RB,
VRDN, BAN, 0.20%,
1/15/13 (a)	10,000	10,000,000
Town of Clarence New York,
GO, Refunding, BAN, 1.25%,
7/29/10	4,462	4,477,548
Town of Grand Island New
York, GO, BAN, 1.25%,
10/21/10	5,785	5,809,044
Town of Huntington New
York, GO, Refunding, Public
Improvement, 3.00%,
6/15/10	855	864,757
Town of Ramapo New York,
GO, BAN, 1.50%, 12/15/10	4,225	4,265,264
Town of Vestal New York, GO,
BAN, 1.75%, 5/21/10	8,480	8,506,927
Triborough Bridge & Tunnel
Authority, RB, VRDN,
General, Series A, 0.33%,
1/07/10 (a)	39,145	39,145,000
Triborough Bridge & Tunnel
Authority, Refunding RB,
VRDN, General, Series A-1,
2.00%, 1/20/10 (a)	20,000	20,014,726
Triborough Bridge & Tunnel
Authority, Refunding RB,
VRDN, General, Series F,
0.26%, 1/07/10 (a)	16,935	16,935,000
Triborough Bridge & Tunnel
Authority, Refunding RB,
VRDN, General, Sub-Series
B-2, 0.31%, 1/07/10 (a)	76,200	76,200,000
Triborough Bridge & Tunnel
Authority, Refunding RB,
VRDN, General, Sub-Series
B-3, 0.31%, 1/07/10 (a)	10,055	10,055,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

9

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Triborough Bridge & Tunnel
Authority, Refunding RB,
VRDN, General, Sub-Series
B-4, 0.31%, 1/07/10 (a)	$ 22,615	$ 22,615,000
Troy IDA New York, RB, VRDN,
Rensselaer Polytechnic,
Series A, 0.32%, 1/07/10 (a)	1,000	1,000,000
Troy IDA New York, RB, VRDN,
Rensselaer Polytechnic,
Series B, 0.27%, 1/07/10 (a)	10,200	10,200,000
Troy IDA New York, RB, VRDN,
Rensselaer Polytechnic,
Series D, 0.32%, 1/07/10 (a)	9,150	9,150,000
Trust for Cultural Resources,
RB, VRDN, Lincoln Center
for the Performing Arts,
Series B-1, 0.26%,
1/07/10 (a)	3,750	3,750,000
Trust for Cultural Resources,
RB, VRDN, Lincoln Center
for the Performing Arts,
Series B-2, 0.28%,
1/07/10 (a)	9,800	9,800,000
Trust for Cultural Resources,
Refunding RB, VRDN,
Manhattan School of Music,
Series A, 0.25%, 1/07/10 (a)	7,050	7,050,000
Village of Harrison New York,
GO, BAN, 1.25%, 12/23/10	3,159	3,170,275
Village of Tarrytown New
York, GO, BAN, Series C,
1.25%, 11/12/10	12,600	12,681,377
Wallkill Central School
District New York, GO, BAN,
2.00%, 8/13/10	7,875	7,913,945
Wantagh Union Free School
District New York, GO, TAN,
1.25%, 6/25/10	5,000	5,014,419
Westchester County Industrial
Development Agency New
York, Refunding RB, VRDN,
Northern Westchester
Hospital, 0.27%, 1/07/10 (a)	3,755	3,755,000

CMA New York Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Westhampton Beach Union
Free School District New
York, GO, TAN, 1.25%,
6/30/10	$ 4,130	$ 4,142,213
Yonkers Industrial
Development Agency New
York, RB, MERLOTS, VRDN,
Series A01, AMT (GNMA),
0.34%, 1/07/10 (a)(b)	1,500	1,500,000
Yorktown Central School
District, GO, BAN, 2.00%,
10/01/10 1,880 1,895,383
Total Investments
(Cost - $2,172,522,746*) – 99.4%		2,172,522,746
Other Assets Less Liabilities – 0.6%		14,040,726
Net Assets – 100.0%		$ 2,186,563,472

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

10 CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments (concluded)	(Percentages Shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 2,172,522,746
Level 3	-
Total	$2,172,522,746

1See above Schedule of Investments for values in the
state.

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

11

Schedule of Investments December 31, 2009 (Unaudited)

CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 95.2%
Alamance County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, IDRB, VRDN,
Millender Project, AMT,
0.52%, 1/07/10 (a)	$ 1,100	$ 1,100,000
Charlotte-Mecklenburg
Hospital Authority North
Carolina, Refunding RB,
VRDN, Series H, 0.18%,
1/04/10 (a)	600	600,000
City of Charlotte North
Carolina, GO, VRDN, 0.34%,
1/07/10 (a)	2,300	2,300,000
City of Charlotte North
Carolina, Refunding RB,
VRDN, Charlotte Douglas,
Series D, 0.28%, 1/07/10 (a)	700	700,000
City of Raleigh North
Carolina, COP, Downtown
Improvement Project, Series
A, 2.50%, 2/08/10	6,000	6,005,984
City of Raleigh North
Carolina, COP, VRDN,
Downtown, Series B, 0.27%,
1/07/10 (a)	2,900	2,900,000
City of Raleigh North
Carolina, Refunding RB,
VRDN, 0.42%, 1/07/10 (a)	2,500	2,500,000

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
City of Winston-Salem North
Carolina, COP, VRDN,
Series C, 0.37%, 1/07/10 (a) $	5,800	$ 5,800,000
Cleveland County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, RB, VRDN,
Blachford Rubber Project,
AMT, 1.43%, 1/07/10 (a)	3,135	3,135,000
Columbus County Water &
Sewer District No. IV, GO,
BAN, 1.25%, 5/05/10	2,673	2,677,555
Gaston County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, IDRB, VRDN,
Marlatex Corp. Project,
AMT, 0.57%, 1/07/10 (a)	1,035	1,035,000
Guilford County Industrial
Facilities & Pollution Control
Financing Authority, IDRB,
VRDN, National Sherman,
AMT, 0.62%, 1/07/10 (a)	2,500	2,500,000
Lee County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, RB, VRDN, Arden
Corp. Project, AMT, 0.50%,
1/07/10 (a)	2,550	2,550,000

Portfolio Abbreviations
To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity
COP	Certificates of Participation		Optional Tenders
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series December 31, 2009 1
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
Lee County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, RB, VRDN, Lee
Central LLC Project, AMT,
0.52%, 1/07/10 (a)	$ 2,515	$ 2,515,000
Mecklenburg County North
Carolina, COP, VRDN, 0.28%,
1/07/10 (a)	9,600	9,600,000
Mecklenburg County North
Carolina, GO, Refunding, 7
Month Windows, Series D,
0.42%, 1/07/10	7,500	7,500,000
North Carolina Agricultural
Finance Authority, RB,
VRDN, Albemarle Cotton
Growers, AMT, 0.52%,
1/07/10 (a)	1,600	1,600,000
North Carolina Agricultural
Finance Authority,
Refunding RB, VRDN, Harvey
Fertilizer & Gas Project,
AMT, 0.57%, 1/07/10 (a)	910	910,000
North Carolina, BB&T
Municipal Trust, RB,
FLOATS, VRDN, Series 1008,
0.35%, 1/07/10 (a)(b)	6,135	6,135,000
North Carolina, BB&T
Municipal Trust, RB,
FLOATS, VRDN, Series 1009,
0.35%, 1/07/10 (a)(b)	4,610	4,610,000
North Carolina Capital
Facilities Finance Agency,
JP Morgan Chase
PUTTERS/DRIVERS Trust,
Refunding RB, PUTTERS,
VRDN, Series 3248, 0.28%,
1/07/10 (a)(b)(c)	500	500,000
North Carolina Capital
Facilities Finance Agency,
RB, VRDN, Safety Test &
Equipment Project, Series
A-2, AMT, 0.65%,
1/07/10 (a)	1,415	1,415,000

CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
North Carolina Capital
Facilities Finance Agency,
Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series
2006-0139, Class A, 0.31%,
1/07/10 (a)(b)	$ 1,900	$ 1,900,000
North Carolina Educational
Facilities Finance Agency,
RB, VRDN, Duke University
Project, Series A, 0.26%,
1/07/10 (a)	2,100	2,100,000
North Carolina HFA, RB, Home
Ownership, Series 17-C,
VRDN, AMT, 0.28%,
1/07/10 (a)	7,125	7,125,000
North Carolina HFA, RB,
MERLOTS, VRDN, Series B12,
AMT, 0.34%,
1/07/10 (a)(b)(c)	3,680	3,680,000
North Carolina HFA, RB,
ROCS, VRDN, Series II-R-175,
AMT, 0.36%,
1/07/10 (a)(b)(c)	2,415	2,415,000
North Carolina HFA, RB,
VRDN, Home Ownership,
Series 18C, AMT, 0.28%,
1/07/10 (a)	3,400	3,400,000
North Carolina Medical Care
Commission, RB, VRDN,
Novant Health Group,
Series B, 0.24%, 1/07/10 (a)	2,970	2,970,000
North Carolina Medical Care
Commission, Refunding RB,
ROCS, VRDN, Series II-R-
10313, 0.25%,
1/07/10 (a)(b)	8,700	8,700,000
North Carolina Medical Care
Commission, Refunding RB,
VRDN, Aldersgate Project,
0.30%, 1/07/10 (a)	200	200,000

2 CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
North Carolina State
Education Assistance
Authority, Refunding RB,
VRDN, Student Loan,
Series A-2, AMT, 0.37%,
1/07/10 (a)	$ 7,000	$ 7,000,000
North Carolina State
University at Raleigh,
Refunding RB, VRDN,
Series B, 0.19%, 1/07/10 (a)	3,080	3,080,000
Piedmont Triad Airport
Authority North Carolina,
RB, VRDN, Cessna Aircraft
Co. Project, AMT, 0.45%,
1/07/10 (a)	300	300,000
Raleigh Durham Airport
Authority North Carolina,
Refunding RB, VRDN,
Series C, 0.33%, 1/07/10 (a)	4,500	4,500,000
Stanley County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, IDRB, VRDN,
Patrick Industries Project,
AMT, 1.50%, 1/07/10 (a)	500	500,000
University of North Carolina
at Chapel Hill, Refunding
RB, VRDN, Series B, 0.27%,
1/04/10 (a)	3,500	3,500,000
Vance County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, RB, VRDN, HH
Hunt Manufacturing
Facilities LLC Project, AMT,
0.57%, 1/07/10 (a)	1,580	1,580,000
Wilson County Industrial
Facilities & Pollution Control
Financing Authority North
Carolina, RB, VRDN,
Supreme/Murphy Truck
Project, AMT, 1.43%,
1/07/10 (a)	1,100	1,100,000

CMA North Carolina Municipal Money Fund
of CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
Yancey County Industrial
Facilities & Pollution Control
Financing Authority, RB,
VRDN, Altec Industries Inc.
Project, AMT, 0.40%,
1/07/10 (a)	$ 4,000 $	4,000,000
126,638,539
Puerto Rico — 4.4%
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS,
VRDN, Series PT-3677,
0.57%, 1/07/10 (a)(b)	5,800	5,800,000
Total Investments
(Cost - $132,438,539*) – 99.6%		132,438,539
Other Assets Less Liabilities – 0.4%		518,739
Net Assets – 100.0%	$ 132,957,278

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	3
Trust

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 132,438,539
Level 3	-
Total	$ 132,438,539

1See above Schedule of Investments for values in the
state or political subdivision.

4 CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

CMA Ohio Municipal Money Fund of CMA Multi- State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 98.1%
Akron Bath Copley Joint
Township Hospital District,
Refunding RB, VRDN,
Hospital Facilities, Summa
Health System, Series B,
0.30%, 1/07/10 (a)	$ 9,725	$ 9,725,000
Akron University, Refunding
RB, VRDN, Series C-2 (AGC),
0.41%, 1/07/10 (a)	24,105	24,105,000
American Municipal Power-
Ohio Inc., RB, BAN, Electric
System, Bryan Project,
3.00%, 8/13/10	1,100	1,103,350
American Municipal Power-
Ohio Inc., Refunding RB,
VRDN, Combustion Turbine
Project, 0.47%, 1/07/10 (a)	1,800	1,800,000
Avon Lake City School
District, GO, BAN, 1.00%,
5/12/10	2,050	2,054,842
Avon Local School District,
GO, BAN, 2.50%, 1/07/10	1,720	1,720,341
Avon Local School District,
GO, BAN, School
Construction, 1.00%,
12/15/10	2,510	2,521,928
Butler Technology & Career
Development School
District, GO, Refunding,
BAN, 1.50%, 3/18/10	4,600	4,605,284

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
City of Berea Ohio, GO, BAN,
1.00%, 3/31/10	$ 3,250	$ 3,251,671
City of Brooklyn Ohio, GO,
BAN, Various Purpose
Improvement, 3.00%,
5/13/10	1,920	1,925,128
City of Cleveland Ohio,
Refunding RB, VRDN,
Series Q, 0.33%, 1/07/10 (a)	1,700	1,700,000
City of Cleveland Ohio,
Refunding RB, VRDN,
Series S, 0.40%, 1/07/10 (a)	8,295	8,295,000
City of Fairborn Ohio, GO,
BAN, Various Purpose,
2.00%, 5/19/10	1,205	1,208,396
City of Huber Heights Ohio,
RB, VRDN, Lasermike Inc.
Project, AMT, 0.68%,
1/07/10 (a)	400	400,000
City of Independence Ohio,
GO, BAN, Various Purpose,
2.13%, 4/28/10	4,700	4,712,372
City of Independence Ohio,
Refunding RB, VRDN,
Rockside Spectrum Building,
0.45%, 1/07/10 (a)	1,775	1,775,000
City of Kent Ohio, GO, BAN,
Various Purpose, 1.50%,
10/14/10	850	853,308
City of Lancaster Ohio, GO,
BAN, 1.75%, 10/14/10	700	702,715

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity
BHAC	Berkshire Hathaway Assurance Corp.		Optional Tenders
FLOATS	Floating Rate Securities	PUTTERS	Puttable Tax-Exempt Receipts
FNMA	Federal National Mortgage Association	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	ROCS	Reset Option Certificates
GNMA	Government National Mortgage Association	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

1

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
City of Lebanon Ohio, GO,
BAN, Water System
Improvement, 2.13%,
4/07/10	$ 2,800	$ 2,804,208
City of Marysville Ohio, GO,
BAN, Wastewater, 1.50%,
6/02/10	5,250	5,260,879
City of Mason Ohio, GO,
Refunding, BAN, Golf Course
Acquisition, 1.50%, 3/11/10	1,150	1,151,641
City of Mason Ohio, GO,
Refunding, BAN, Real
Estate, 1.50%, 6/30/10	2,650	2,657,814
City of North Olmsted Ohio,
GO, BAN, Capital
Improvement & Equipment,
2.00%, 4/01/10	1,110	1,110,952
City of Pickerington Ohio, GO,
BAN, Various Purpose,
2.00%, 2/04/10	5,939	5,943,499
City of Sharonville Ohio, GO,
BAN, Various Purpose,
2.00%, 1/20/10	1,950	1,950,526
City of Sharonville Ohio, GO,
BAN, Various Purpose,
2.00%, 7/23/10	2,620	2,627,210
City of South Euclid Ohio, GO,
BAN, Series B, 2.50%,
1/25/10	1,400	1,401,424
Columbus City School District,
GO, Refunding, PUTTERS,
VRDN, Series 1488 (FSA),
0.37%, 1/07/10 (a)(b)(c)	2,430	2,430,000
Columbus Regional Airport
Authority, Refunding HRB,
VRDN, West Bay Apartments
Project, AMT, 0.60%,
1/07/10 (a)	8,320	8,320,000
County of Allen Ohio, RB,
VRDN, Catholic Healthcare,
Series B, 0.24%, 1/04/10 (a)	2,800	2,800,000

CMA Ohio Municipal Money Fund of CMA Multi-
State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Butler Ohio, GO,
BAN, County Airport
Improvement, 1.25%,
8/05/10	$ 1,860	$ 1,866,032
County of Butler Ohio, RB,
VRDN, Improvement,
LifeSphere, 0.30%,
1/07/10 (a)	5,975	5,975,000
County of Cuyahoga Ohio,
HRB, VRDN, St. Vitus Village
Apartments Project, 0.77%,
1/07/10 (a)	1,000	1,000,000
County of Cuyahoga Ohio, RB,
VRDN, Cleveland Botanical
Garden Project, 0.41%,
1/07/10 (a)	2,100	2,100,000
County of Cuyahoga Ohio, RB,
VRDN, Cleveland Hearing &
Speech, 0.73%, 1/07/10 (a)	3,280	3,280,000
County of Cuyahoga Ohio, RB,
VRDN, Multi-Mode, Fairfax
Development Corp., 0.67%,
1/07/10 (a)	3,750	3,750,000
County of Cuyahoga Ohio,
Refunding RB, VRDN, Multi-
Mode, Parma Care, AMT,
1.33%, 1/07/10 (a)	720	720,000
County of Franklin Ohio, RB,
VRDN, Senior, St. George
Commons Apartments, AMT
(FNMA), 0.37%, 1/07/10
(a)(c)	2,385	2,385,000
County of Greene Ohio, RB,
VRDN, FC Ltd., AFC
Stamping, AMT, 0.85%,
1/07/10 (a)	35	35,000
County of Hamilton Ohio, RB,
VRDN, Children's Hospital
Medical Center, 0.32%,
1/07/10 (a)	5,000	5,000,000
County of Lake Ohio, GO,
BAN, Service Building
Acquisition, 2.00%, 4/08/10	700	700,925

2 CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Lake Ohio, GO,
BAN, Various Purpose,
1.50%, 7/08/10	$ 1,700	$ 1,706,991
County of Licking Ohio, GO,
BAN, Various Purpose,
1.50%, 6/24/10	2,500	2,508,327
County of Lucas Ohio, GO,
BAN, Arena Improvement,
1.00%, 7/22/10	1,000	1,001,652
County of Mahoning Ohio, RB,
VRDN, M&J Development
Ltd. Project, AMT, 0.87%,
1/07/10 (a)	2,180	2,180,000
County of Medina Ohio, RB,
VRDN, Partners In Plastics
Project, AMT, 0.92%,
1/07/10 (a)	340	340,000
County of Miami Ohio, GO,
BAN, Various Purpose,
1.38%, 11/24/10	600	602,804
County of Montgomery Ohio,
RB, VRDN, Citywide
Development Corp. Project,
AMT, 1.70%, 1/07/10 (a)	780	780,000
County of Portage Ohio, RB,
VRDN, John E. Susong
Project, Series A, AMT,
0.85%, 1/07/10 (a)	210	210,000
County of Portage Ohio, RB,
VRDN, John E. Susong
Project, Series B, AMT,
0.85%, 1/07/10 (a)	490	490,000
County of Summit Ohio, RB,
VRDN, Waldonia Investment
Project, AMT, 0.85%,
1/07/10 (a)	100	100,000
County of Trumbull Ohio, RB,
VRDN, Multi-Mode,
McDonald Steel, AMT,
0.87%, 1/07/10 (a)	4,250	4,250,000
County of Trumbull Ohio,
Refunding RB, VRDN,
Ellwood Engineered, AMT,
0.82%, 1/07/10 (a)	3,500	3,500,000

CMA Ohio Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Trumbull Ohio,
Refunding RB, VRDN,
Shepherd (Radian), 0.25%,
1/07/10 (a)	$ 17,700	$ 17,700,000
Delaware County Port
Authority, RB, VRDN,
Columbus Zoological Park,
0.32%, 1/07/10 (a)	3,600	3,600,000
Dublin City School District,
GO, BAN, School
Construction, 1.00%,
10/14/10	3,750	3,761,709
Lancaster Port Authority, RB,
VRDN, 0.32%, 1/07/10 (a)	5,635	5,635,000
Lorain County Port Authority,
RB, VRDN, St. Ignatius High
School Project, 0.30%,
1/07/10 (a)	1,510	1,510,000
Montgomery County
Transportation Improvement
District, GO, Austin Road
Interchange, Series B,
2.38%, 8/01/10	5,940	5,955,640
Ohio Air Quality Development
Authority, RB, VRDN, Ohio
Valley Electric Corp.,
Series C, 0.32%, 1/07/10 (a)	2,300	2,300,000
Ohio Air Quality Development
Authority, RB, VRDN, Ohio
Valley Electric Corp.,
Series D, 0.30%, 1/07/10 (a)	600	600,000
Ohio Air Quality Development
Authority, Refunding RB,
VRDN, Cincinnati Gas &
Electric, Series A, 0.55%,
1/07/10 (a)	2,100	2,100,000
Ohio Air Quality Development
Authority, Refunding RB,
VRDN, Cincinnati Gas &
Electric, Series B, 0.35%,
1/07/10 (a)	2,100	2,100,000

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

3

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
Ohio Air Quality Development
Authority, Refunding RB,
VRDN, Dayton Power &
Light, Series A, AMT, 0.35%,
1/07/10 (a)	$ 600	$ 600,000
Ohio Air Quality Development
Authority, Refunding RB,
VRDN, Dayton Power &
Light, Series B, AMT, 0.27%,
1/07/10 (a)	8,300	8,300,000
Ohio Air Quality Development
Authority, Refunding RB,
VRDN, FirstEnergy Project,
Series A, AMT, 0.35%,
1/07/10 (a)	9,550	9,550,000
Ohio HFA, RB, ROCS, VRDN,
Series II-R-11575 (GNMA),
0.33%, 1/07/10 (a)(b)(c)	6,500	6,500,000
Ohio HFA, RB, VRDN,
Mortgage-Backed Securities
Program, Series B, AMT
(GNMA), 0.32%, 1/07/10 (a)	25,000	25,000,000
Ohio HFA, RB, VRDN,
Mortgage-Backed Securities
Program, Series I, AMT,
0.25%, 1/07/10 (a)	7,400	7,400,000
Ohio HFA, RB, VRDN,
Mortgage-Backed Securities
Program, Series J, AMT
(GNMA), 0.32%, 1/07/10 (a)	15,000	15,000,000
Ohio HFA, RB, VRDN,
Residential, Series B-3,
AMT, 0.32%, 1/07/10 (a)	1,205	1,205,000
Ohio HFA, RB, VRDN, Series H,
AMT (GNMA), 0.28%,
1/07/10 (a)	1,200	1,200,000
Ohio HFA, Refunding RB,
MERLOTS, VRDN, Series A02,
AMT (GNMA), 0.34%,
1/07/10 (a)(b)	2,385	2,385,000
Ohio HFA, Refunding RB,
VRDN, Residential Mortgage,
Series B, AMT (GNMA),
0.26%, 1/07/10 (a)	6,800	6,800,000

CMA Ohio Municipal Money Fund of CMA Multi-
State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
Ohio State Higher Educational
Facility Commission, RB,
VRDN, Eagle Tax-Exempt
Trust, Series 2007-0041,
Class A (BHAC), 0.31%,
1/07/10 (a)(b)(c)	$ 2,100	$ 2,100,000
Ohio State Higher Educational
Facility Commission, RB,
VRDN, Hospital, University
Hospitals Health System,
Series C, 0.17%, 1/07/10 (a)	70	70,000
Ohio State Water
Development Authority,
Refunding RB, VRDN,
FirstEnergy Nuclear,
Series B, 0.21%, 1/04/10 (a)	14,300	14,300,000
Ohio State Water
Development Authority,
Refunding RB, VRDN,
FirstEnergy Project,
Series A, AMT, 0.33%,
1/07/10 (a)	4,000	4,000,000
Port of Greater Cincinnati
Development Authority, RB,
VRDN, Sycamore Township,
Kenwood, Series A, 0.32%,
1/07/10 (a)	3,000	3,000,000
Rickenbacher Port Authority,
RB, ROCS, VRDN, Series II-R-
591CE, 0.52%,
1/07/10 (a)(b)(c)	11,320	11,320,000
State of Ohio, GO, VRDN,
Common Schools, Series B,
0.15%, 1/07/10 (a)	1,560	1,560,000
State of Ohio, RB, VRDN,
Ashland University Project,
1.30%, 1/07/10 (a)	13,845	13,845,000
State of Ohio, RB, VRDN, BP
Exploration & Oil Project,
AMT, 0.22%, 1/04/10 (a)	2,900	2,900,000
State of Ohio, RB, VRDN, BP
Products North America,
0.22%, 1/04/10 (a)	1,400	1,400,000

4 CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
State of Ohio, RB, VRDN,
Universal Forest Products
Project, AMT, 0.57%,
1/07/10 (a)	$ 2,700 $	2,700,000
State of Ohio, Refunding RB,
VRDN, Case Western
Reserve, Series A, 0.35%,
1/07/10 (a)	6,650	6,650,000
Summit County Port
Authority, RB, VRDN, KB
Compost Services Inc.
Project, AMT, 0.87%,
1/07/10 (a)	3,250	3,250,000
Township of Deerfield Ohio,
GO, Refunding, BAN, Various
Purpose Park, 1.50%,
11/10/10	4,980	5,015,281
Township of Sylvania Ohio,
GO, BAN, Various Purpose
Improvement, 1.25%,
3/26/10	700	700,923
Village of Valley View Ohio,
RB, VRDN, Multi-Mode
Development, Sweet Valley,
0.85%, 1/07/10 (a)	260	260,000
Wadsworth City School
District, GO, Refunding,
School Improvement Notes,
2.25%, 9/22/10	3,050	3,085,187
Wells Fargo Stage Trust, RB,
FLOATS, VRDN, Series 52C,
0.29%, 1/07/10 (a)(b)(c)	3,200	3,200,000
363,957,959
Puerto Rico — 0.8%
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS,
VRDN, Series PT-3677,
0.57%, 1/07/10 (a)(b)(c)	3,000	3,000,000

CMA Ohio Municipal Money Fund of CMA
Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

Value

Total Investments
(Cost - $366,957,959*) – 98.9%	$ 366,957,959
Other Assets Less Liabilities – 1.1%	3,895,697
Net Assets – 100.0%	$ 370,853,656

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

December 31, 2009

5

CMA Ohio Municipal Money Fund of CMA Multi- State Municipal Series Trust
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 366,957,959
Level 3	-
Total	$ 366,957,959

1See above Schedule of Investments for values in the
state or political subdivision.

6 CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust December 31, 2009

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 101.3%
Allegheny County Hospital
Development Authority, RB,
VRDN, ACES, Presbyterian
University Hospital,
Series B2, 0.26%,
1/07/10 (a)	$ 2,450	$ 2,450,000
Allegheny County Hospital
Development Authority, RB,
VRDN, ACES, Presbyterian
University Hospital,
Series B3, 0.26%,
1/07/10 (a)	4,295	4,295,000
Allegheny County Hospital
Development Authority, RBC
Municipal Products Inc.
Trust, RB, FLOATS, VRDN,
Series E-11, 0.34%,
1/07/10 (a)(b)(c)	4,600	4,600,000
Beaver County IDA, Refunding
RB, VRDN, FirstEnergy
Nuclear, Series B, 0.22%,
1/07/10 (a)	300	300,000
Berks County Municipal
Authority, RBC Municipal
Products Inc. Trust, RB,
FLOATS, VRDN, Series C-13,
0.34%, 1/07/10 (a)(b)(c)	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Berks County Municipal
Authority, Refunding RB,
VRDN, Reading Hospital &
Medical Center, Series A-2,
0.28%, 1/07/10 (a)	$ 4,400	$ 4,400,000
Butler County Hospital
Authority, RB, VRDN, Butler
Health System Project,
Series A, 0.28%, 1/07/10 (a)	1,100	1,100,000
Butler County IDA
Pennsylvania, RB, VRDN,
Concordia Lutheran,
Series A, 0.30%, 1/07/10 (a)	6,360	6,360,000
Carbondale IDA Pennsylvania,
RB, VRDN, J.M. Wells Co. LP
Project, AMT, 0.92%,
1/07/10 (a)	1,010	1,010,000
Chester County IDA, RB,
VRDN, Hankin Group,
Series A, AMT, 0.57%,
1/07/10 (a)	1,905	1,905,000
Chester County IDA, RB,
VRDN, West Vincent
Association, Series B, AMT,
0.57%, 1/07/10 (a)	2,075	2,075,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACES	Adjustable Convertible Extendible Securities	IDRB	Industrial Development Revenue Bonds
AGC	Assured Guaranty Corp.	LIFERS	Long Inverse Floating Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
HUD	U.S. Department of Housing and Urban	TECP	Tax-Exempt Commercial Paper
	Development	TRAN	Tax Revenue Anticipation Notes
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	1
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
City of Philadelphia
Pennsylvania, Deutsche
Bank SPEARS/LIFERS Trust,
RB, SPEARS, VRDN,
Series DB-495, AMT (AGC),
0.37%, 1/07/10 (a)(b)	$ 2,850	$ 2,850,000
City of Philadelphia
Pennsylvania, RB, VRDN, 5th
Series A-2, 0.26%,
1/07/10 (a)	525	525,000
City of Philadelphia
Pennsylvania, Refunding RB,
VRDN, 8th Series D, 0.20%,
1/07/10 (a)	9,000	9,000,000
City of Philadelphia
Pennsylvania, Refunding RB,
VRDN, 8th Series E, 0.20%,
1/07/10 (a)	8,500	8,500,000
Commonwealth of
Pennsylvania, Clipper Tax-
Exempt Certificate Trust,
RB, VRDN, Series 2009-58,
0.35%, 1/07/10 (a)(b)	8,800	8,800,000
Commonwealth of
Pennsylvania, GO, ROCS,
VRDN, Series II-R-11056,
0.31%, 1/07/10 (a)(b)(c)	3,700	3,700,000
Commonwealth of
Pennsylvania, GO, TAN,
1.50%, 6/30/10	10,000	10,059,635
County of Lehigh
Pennsylvania, Refunding RB,
VRDN, Lehigh Valley Health
Network, Series C, 0.27%,
1/04/10 (a)	1,600	1,600,000
County of York Pennsylvania,
GO, TRAN, 1.00%, 4/30/10	3,600	3,607,632
Cumberland County Municipal
Authority, Refunding RB,
VRDN, Asbury Obligated
Group, 0.30%, 1/07/10 (a)	24,275	24,275,000
Delaware County IDA
Pennsylvania, TECP, 0.30%,
3/04/10 (c)	2,875	2,875,000

CMA Pennsylvania Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Delaware River Joint Toll
Bridge Commission, RB,
VRDN, Series B-2, 0.35%,
1/07/10 (a)	$ 10,005	$ 10,005,000
Delaware Valley Regional
Financial Authority, RB,
FLOATS, VRDN, Series 2933,
0.35%, 1/07/10 (a)(b)(c)	16,890	16,890,000
Emmaus General Authority,
RB, VRDN (AGC), 0.32%,
1/07/10 (a)	11,500	11,500,000
Emmaus General Authority,
RB, VRDN, Pennsylvania
Loan Program, Series A,
0.30%, 1/07/10 (a)	36,500	36,500,000
Emmaus General Authority,
Refunding RB, VRDN,
Series 89F, Sub-Series F24,
0.25%, 1/07/10 (a)	2,000	2,000,000
Erie County Housing
Authority, RB, VRDN, St.
Mary's Home Erie Project,
Series A, 0.30%, 1/07/10 (a)	8,800	8,800,000
Geisinger Authority, RB,
VRDN, Geisinger Health
System, 0.24%, 1/04/10 (a)	7,500	7,500,000
Haverford Township School
District, GO, VRDN,
Refunding, 0.32%,
1/07/10 (a)	1,700	1,700,000
Jackson IDA, IDRB, VRDN, V &
S Lebanon Project, AMT,
1.35%, 1/07/10 (a)	1,870	1,870,000
Lancaster County Hospital
Authority, RB, VRDN, Landis
Homes Retirement
Community Project, 0.37%,
1/07/10 (a)	2,880	2,880,000
Lancaster County Hospital
Authority, Refunding RB,
VRDN, Masonic Homes
Project, Series D, 0.21%,
1/04/10 (a)	10,000	10,000,000

2 CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

Schedule of Investments (continued)
	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Montgomery County IDA
Pennsylvania, RB, VRDN,
Acts Retirement Life
Community, 0.21%,
1/04/10 (a)	$ 1,000 $	1,000,000
Montgomery County IDA
Pennsylvania, RB, VRDN,
Edmund Optical
Manufacturing LLC Project,
AMT, 0.57%, 1/07/10 (a)	1,760	1,760,000
Montgomery County IDA
Pennsylvania, RB, VRDN,
Fountain Life Christian,
Series A, 0.31%, 1/07/10 (a)	2,025	2,025,000
Montgomery County IDA
Pennsylvania, RB, VRDN,
Girl Scouts of Southeastern
Pennsylvania, 0.26%,
1/07/10 (a)	1,880	1,880,000
Montgomery County IDA
Pennsylvania, RB, VRDN,
Independent Support System
Project, 0.47%, 1/07/10 (a)	300	300,000
Montgomery County IDA
Pennsylvania, RB, VRDN,
Valley Forge Baptist, 0.47%,
1/07/10 (a)	1,685	1,685,000
Montgomery County IDA
Pennsylvania, VRDN, Big
Little Association Project,
Series A, 0.47%, 1/07/10 (a)	1,090	1,090,000
Northampton County General
Purpose Authority, RB,
VRDN, Lafayette College
Project, 0.32%, 1/07/10 (a)	200	200,000
Northampton County IDA,
IDRB, VRDN, Libra Partners,
AMT, 0.57%, 1/07/10 (a)	4,600	4,600,000
Northampton County IDA, RB,
VRDN, D.G. Properties Inc.
Project, AMT, 0.57%,
1/07/10 (a)	2,555	2,555,000

CMA Pennsylvania Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Northampton County IDA, RB,
VRDN, Nicos Polymers &
Grinding, AMT, 0.57%,
1/07/10 (a)	$ 1,645	$ 1,645,000
Northampton County IDA, RB,
VRDN, Reale Associate
Project, AMT, 0.42%,
1/07/10 (a)	795	795,000
Pennsylvania Economic
Development Financing
Authority, RB, VRDN,
Evergreen Community Power
Facility, AMT, 0.47%,
1/07/10 (a)	14,400	14,400,000
Pennsylvania Economic
Development Financing
Authority, RB, VRDN,
Homewood Retirement,
Series E, 0.37%, 1/07/10 (a)	1,470	1,470,000
Pennsylvania Economic
Development Financing
Authority, RB, VRDN, Merck
& Co. Inc., West Point
Project, AMT, 0.33%,
1/07/10 (a)	21,100	21,100,000
Pennsylvania Economic
Development Financing
Authority, RB, VRDN, NHS-
AVS LLC, 0.25%, 1/04/10 (a)	22,925	22,925,000
Pennsylvania Economic
Development Financing
Authority, RB, VRDN, Penn
Waste Inc. Project, AMT,
0.42%, 1/07/10 (a)	3,940	3,940,000
Pennsylvania Economic
Development Financing
Authority, RB, VRDN,
Series C-1, AMT, 0.57%,
1/07/10 (a)	1,000	1,000,000
Pennsylvania Economic
Development Financing
Authority, RB, VRDN,
Westrum Harleysville II
Project, AMT, 0.48%,
1/07/10 (a)	3,000	3,000,000

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	3
Trust

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Pennsylvania HFA, JP Morgan
Chase PUTTERS/DRIVERS
Trust, RB, PUTTERS, VRDN,
Series 3297, AMT, 0.43%,
1/07/10 (a)(b)(c)	$ 1,000	$ 1,000,000
Pennsylvania HFA, Refunding
RB, VRDN, Rental Housing,
Series B (HUD), 0.28%,
1/07/10 (a)	2,525	2,525,000
Pennsylvania HFA, Refunding
RB, VRDN, Rental Housing,
Series C (HUD), 0.28%,
1/07/10 (a)	1,360	1,360,000
Pennsylvania HFA, Refunding
RB, VRDN, Series 99C, AMT,
0.28%, 1/07/10 (a)	7,500	7,500,000
Philadelphia Authority for
Industrial Development, RB,
VRDN, Chestnut Hill
Academy, 0.42%,
1/07/10 (a)	3,500	3,500,000
Philadelphia Authority for
Industrial Development, RB,
VRDN, Comhar Inc. Project,
0.42%, 1/07/10 (a)	3,590	3,590,000
Philadelphia Authority for
Industrial Development, RB,
VRDN, Girard Estate
Aramark Project, 0.26%,
1/07/10 (a)	6,400	6,400,000
Philadelphia Authority for
Industrial Development, RB,
VRDN, Henry H. Ottens
Manufacturing Project, AMT,
0.47%, 1/07/10 (a)	700	700,000
Philadelphia Authority for
Industrial Development, RB,
VRDN, Interim House West
Project, 0.47%, 1/07/10 (a)	985	985,000
Philadelphia Authority for
Industrial Development,
Refunding RB, VRDN,
Series B, 0.28%, 1/07/10 (a)	1,800	1,800,000

CMA Pennsylvania Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
VRDN, Lannett Co. Inc.
Project, 0.57%, 1/07/10 (a)	$ 555	$ 555,000
Philadelphia Hospitals &
Higher Education Facilities
Authority, Refunding RB,
VRDN, Children's Hospital of
Philadelphia, Series A,
0.24%, 1/04/10 (a)	4,045	4,045,000
Philadelphia Hospitals &
Higher Education Facilities
Authority, Refunding RB,
VRDN, Children's Hospital of
Philadelphia, Series A,
0.24%, 1/04/10 (a)	8,800	8,800,000
Philadelphia Hospitals &
Higher Education Facilities
Authority, Refunding RB,
VRDN, Children's Hospital of
Philadelphia, Series C,
0.24%, 1/04/10 (a)	3,700	3,700,000
Philadelphia Hospitals &
Higher Education Facilities
Authority, Refunding RB,
VRDN, Children's Hospital
Project, Series B, 0.24%,
1/04/10 (a)	1,600	1,600,000
Pittsburgh Water & Sewer
Authority, Refunding RB,
VRDN, Sub-Series C-1A
(AGC), 2.00%, 9/01/10 (a)	2,250	2,270,210
Ridley School District, GO,
Refunding, VRDN, 0.32%,
1/07/10 (a)	2,920	2,920,000
Township of Cheltenham
Pennsylvania, RB, TRAN,
1.25%, 12/31/10	1,300	1,309,555
Venango IDA, TECP, 0.80%,
1/04/10	10,000	10,000,000
Venango IDA, TECP, 0.95%,
1/05/10	5,000	5,000,000

4 CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009
Trust

Schedule of Investments (concluded)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Venango IDA, TECP, 0.95%,
1/07/10	3,670	3,670,000
Wilkins Area IDA
Pennsylvania, Refunding RB,
VRDN, Fairview Extended,
Series B, 0.28%, 1/07/10 (a) $	3,995 $	3,995,000
York County IDA Pennsylvania,
RB, VRDN, 495 Leasing
Project, AMT, 0.57%,
1/07/10 (a)	1,370	1,370,000
York General Authority
Pennsylvania, RB, VRDN,
Strand Capitol Arts Center
Project, 0.37%, 1/07/10 (a)	1,185	1,185,000
391,082,032
Puerto Rico — 0.8%
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS,
VRDN, Series PT-3677,
0.57%, 1/07/10 (a)(b)	3,000	3,000,000
Total Investments
(Cost - $394,082,032*) – 102.1%		394,082,032
Liabilities in Excess of Other
Assets – (2.1)%		(7,928,348)
Net Assets – 100.0%	$ 386,153,684

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA Pennsylvania Municipal Money Fund of
CMA Multi-State Municipal Series Trust
(Percentages Shown are based on Net Assets)

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities, repayment
speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Fund’s own assumptions used in determining the
fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Fund’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Fund’s most
recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2[1]	$ 394,082,032
Level 3	-
Total	$ 394,082,032

1See above Schedule of Investments for values in the
state or political subdivision.

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series	December 31, 2009	5
Trust

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 23, 2010